Portfolio of Investments
Touchstone Active Bond Fund – December 31, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 42.1%
	Financials — 10.3%
$ 783,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	$ 759,376
666,000	Aircastle Ltd. / Aircastle Ireland DAC, 144a, 5.000%, 9/15/30	672,731
40,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	41,499
101,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 7.051%, 8/15/53(A)	101,021
1,107,000	American Express Co., 5.282%, 7/27/29	1,140,490
40,000	Asurion LLC and Asurion Co-Issuer, Inc., 144a, 8.000%, 12/31/32	41,500
672,000	Bank of America Corp., 2.687%, 4/22/32	617,285
647,000	Bank of America Corp., 3.705%, 4/24/28	644,132
862,000	Bank of America Corp., 5.511%, 1/24/36	901,234
775,000	Bank of Montreal (Canada), 3.803%, 12/15/32	765,917
862,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	930,681
1,282,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,166,413
522,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	439,679
1,505,000	Citigroup, Inc., 4.542%, 9/19/30	1,518,072
550,000	Citigroup, Inc., 6.174%, 5/25/34	584,979
37,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	38,671
26,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	26,031
17,000	CrossCountry Intermediate HoldCo LLC, 144a, 6.500%, 10/1/30	17,339
666,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.166%, 1/15/27(A)	659,515
19,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	18,879
12,000	Freedom Mortgage Holdings LLC, 144a, 6.875%, 5/1/31	12,010
5,000	Freedom Mortgage Holdings LLC, 144a, 7.875%, 4/1/33	5,188
47,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	49,119
55,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	56,550
19,000	goeasy Ltd. (Canada), 144a, 6.875%, 5/15/30	18,135
13,000	goeasy Ltd. (Canada), 144a, 7.625%, 7/1/29	12,860
1,031,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	940,951
454,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	451,624
585,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	586,594
43,000	Jane Street Group / JSG Finance, Inc., 144a, 6.125%, 11/1/32	43,759
16,000	Jane Street Group / JSG Finance, Inc., 144a, 6.750%, 5/1/33	16,701
20,000	Jefferson Capital Holdings LLC, 144a, 8.250%, 5/15/30	21,026
1,083,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,022,509
831,000	JPMorgan Chase & Co., 3.509%, 1/23/29	823,292
774,000	JPMorgan Chase & Co., 4.946%, 10/22/35	783,333
1,047,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	1,097,908
774,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	759,896
822,000	Morgan Stanley, 2.484%, 9/16/36	723,692
813,000	Morgan Stanley, 3.950%, 4/23/27	812,508
10,000	Navient Corp., 4.875%, 3/15/28†	9,888
26,000	Navient Corp., 5.000%, 3/15/27	26,049
10,000	Navient Corp., 7.875%, 6/15/32	10,462
802,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	800,900
1,022,292	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	796,789
19,000	OneMain Finance Corp., 3.875%, 9/15/28	18,516
13,000	OneMain Finance Corp., 4.000%, 9/15/30	12,186
24,000	OneMain Finance Corp., 6.500%, 3/15/33	24,243
15,000	OneMain Finance Corp., 6.625%, 5/15/29	15,534
11,000	OneMain Finance Corp., 7.125%, 3/15/26	11,083
11,000	OneMain Finance Corp., 7.125%, 9/15/32	11,428
Principal Amount		Market Value
	Corporate Bonds — 42.1% (Continued)
	Financials — 10.3% (Continued)
$ 13,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	$ 13,054
15,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	15,961
15,000	PennyMac Financial Services, Inc., 144a, 7.125%, 11/15/30	15,768
1,134,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.624%, 6/1/28(A)	1,116,025
10,000	PRA Group, Inc., 144a, 8.375%, 2/1/28	10,224
49,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	50,692
16,000	Rocket Cos., Inc., 144a, 6.500%, 8/1/29	16,502
41,000	Rocket Cos., Inc., 144a, 7.125%, 2/1/32	43,132
940,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	963,467
81,000	SBL Holdings, Inc., 144a, 9.508%(B)	82,620
1,548,000	State Street Corp., (TSFR3M + 1.262%), 4.985%, 6/15/47(A)	1,383,079
1,614,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	1,110,759
1,625,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.783%, 5/15/27(A)	1,614,984
684,000	US Bancorp, 4.967%, 7/22/33	690,101
		28,186,545
	Consumer Discretionary — 5.2%
1,534,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,344,569
59,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	59,731
42,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	41,944
19,872	American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 144a, 5.750%, 4/20/29	20,235
5,000	American Axle & Manufacturing, Inc., 144a, 6.375%, 10/15/32	5,091
5,000	American Axle & Manufacturing, Inc., 144a, 7.750%, 10/15/33	5,095
21,000	Beazer Homes USA, Inc., 7.250%, 10/15/29	21,462
15,000	Beazer Homes USA, Inc., 144a, 7.500%, 3/15/31	15,211
65,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	63,689
1,026,000	BMW US Capital LLC (Germany), 144a, 4.500%, 8/11/30	1,031,923
10,000	Carnival Corp., 144a, 5.125%, 5/1/29	10,111
75,000	Carnival Corp., 144a, 5.750%, 8/1/32	76,988
70,000	Carnival Corp., 144a, 5.875%, 6/15/31	72,303
10,000	Carnival Corp., 144a, 6.125%, 2/15/33	10,326
52,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	50,038
28,000	Century Communities, Inc., 144a, 6.625%, 9/15/33	28,305
43,000	Champ Acquisition Corp., 144a, 8.375%, 12/1/31	46,451
150,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	153,001
1,016,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	1,022,274
1,118,000	Ferguson Enterprises, Inc., 4.350%, 3/15/31	1,115,131
866,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	790,428
724,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	721,091
608,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	607,472
23,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	21,786
48,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	47,058
11,000	Group 1 Automotive, Inc., 144a, 6.375%, 1/15/30	11,322
481,000	Home Depot, Inc. (The), 5.950%, 4/1/41	516,212
847,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	871,855
48,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	50,279
30,000	LGI Homes, Inc., 144a, 7.000%, 11/15/32	28,676
38,000	Light & Wonder International, Inc., 144a, 6.250%, 10/1/33	38,459
28,000	Lithia Motors, Inc., 144a, 5.500%, 10/1/30	28,111
802,000	Lowe's Cos., Inc., 4.500%, 4/15/30	812,771

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 42.1% (Continued)
	Consumer Discretionary — 5.2% (Continued)
$ 842,000	Mattel, Inc., 5.450%, 11/1/41	$ 793,749
1,238,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,216,725
105,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	100,943
10,000	NCL Corp. Ltd., 144a, 5.875%, 1/15/31	9,962
5,000	NCL Corp. Ltd., 144a, 6.250%, 9/15/33	4,997
21,000	NCL Corp. Ltd., 144a, 6.750%, 2/1/32	21,502
28,000	Newell Brands, Inc., 6.375%, 9/15/27	28,110
15,000	Newell Brands, Inc., 6.625%, 5/15/32	14,552
13,000	Newell Brands, Inc., 144a, 8.500%, 6/1/28	13,631
24,000	Nissan Motor Acceptance Co. LLC, 144a, 6.125%, 9/30/30	24,003
850,000	Polaris, Inc., 5.600%, 3/1/31	859,507
59,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	61,621
80,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	79,635
29,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	27,492
26,000	Taylor Morrison Communities, Inc., 144a, 5.125%, 8/1/30	26,160
9,000	Taylor Morrison Communities, Inc., 144a, 5.750%, 11/15/32	9,260
1,116,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,111,058
46,000	Upbound Group, Inc., 144a, 6.375%, 2/15/29	45,422
10,000	Viking Cruises Ltd., 144a, 5.875%, 10/15/33	10,153
67,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	71,090
23,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32†	20,190
55,000	Warnermedia Holdings, Inc., 5.050%, 3/15/42	38,830
28,000	Whirlpool Corp., 6.500%, 6/15/33	27,153
11,000	Winnebago Industries, Inc., 144a, 6.250%, 7/15/28	10,972
		14,366,115
	Consumer Staples — 4.9%
33,000	ACCO Brands Corp., 144a, 4.250%, 3/15/29	30,596
31,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	32,670
24,000	AMN Healthcare, Inc., 144a, 6.500%, 1/15/31	24,006
572,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	531,469
1,052,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	1,040,818
20,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.000%, 2/15/31	20,554
15,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	15,523
10,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.375%, 6/15/32	10,326
938,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	902,837
966,000	Cargill, Inc., 144a, 4.760%, 11/23/45	875,068
1,617,000	Coca-Cola Co. (The), 2.500%, 3/15/51	974,126
1,094,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,119,165
982,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	817,207
5,000	Garda World Security Corp. (Canada), 144a, 6.500%, 1/15/31	5,116
1,020,000	Global Payments, Inc., 5.200%, 11/15/32	1,021,554
14,000	Herc Holdings, Inc., 144a, 5.750%, 3/15/31	14,215
14,000	Herc Holdings, Inc., 144a, 6.000%, 3/15/34	14,181
15,000	Herc Holdings, Inc., 144a, 6.625%, 6/15/29	15,578
21,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	22,100
35,000	Ingles Markets, Inc., 144a, 4.000%, 6/15/31	33,074
200,000	Kaspi.KZ JSC (Kazakhstan), 144a, 6.250%, 3/26/30	204,881
536,000	Kroger Co. (The), 5.000%, 4/15/42	500,933
728,000	Mars, Inc., 144a, 5.200%, 3/1/35	749,789
27,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	27,835
Principal Amount		Market Value
	Corporate Bonds — 42.1% (Continued)
	Consumer Staples — 4.9% (Continued)
$ 1,393,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	$ 1,212,119
1,149,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,203,497
25,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	24,346
44,000	Post Holdings, Inc., 144a, 6.250%, 10/15/34†	44,244
23,000	Post Holdings, Inc., 144a, 6.500%, 3/15/36	23,034
22,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	21,082
25,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	25,811
62,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	59,750
568,000	Starbucks Corp., 3.350%, 3/12/50	389,000
98,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	104,303
687,000	Tyson Foods, Inc., 5.400%, 3/15/29	709,978
12,000	United Rentals North America, Inc., 144a, 5.375%, 11/15/33	11,991
41,000	Velocity Vehicle Group LLC, 144a, 8.000%, 6/1/29	38,952
39,000	VT Topco, Inc., 144a, 8.500%, 8/15/30	40,729
686,000	Walmart, Inc., 4.500%, 9/9/52	606,527
		13,518,984
	Energy — 4.1%
142,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	145,905
1,070,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,048,674
39,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	39,047
954,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	880,066
300,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	292,437
35,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	36,062
22,000	Crescent Energy Finance LLC, 144a, 7.625%, 4/1/32	21,330
1,054,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,148,361
9,000	Diamond Foreign Asset Co. / Diamond Finance LLC, 144a, 8.500%, 10/1/30	9,538
77,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	82,392
29,000	Energy Transfer LP, 8.000%, 5/15/54	30,956
11,000	Energy Transfer LP, Ser G, 7.125%(B)	11,267
19,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	19,804
18,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	18,791
31,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	32,582
1,011,000	HF Sinclair Corp., 5.000%, 2/1/28	1,011,195
24,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	23,734
14,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	13,603
19,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	17,800
23,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 8.375%, 11/1/33	23,487
38,000	Kinetik Holdings LP, 144a, 5.875%, 6/15/30	38,336
65,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	66,827
544,607	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	477,600
988,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	989,872
1,052,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,223,811
6,000	Noble Finance II LLC, 144a, 8.000%, 4/15/30	6,234
887,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,043,111
100,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	73,750

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 42.1% (Continued)
	Energy — 4.1% (Continued)
$ 100,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	$ 63,563
30,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	31,180
55,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	55,617
5,000	Rockies Express Pipeline LLC, 144a, 4.800%, 5/15/30	4,917
15,000	Rockies Express Pipeline LLC, 144a, 7.500%, 7/15/38	16,321
1,242,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,100,708
38,000	SESI LLC, 144a, 7.875%, 9/30/30	37,409
16,000	SM Energy Co., 144a, 6.750%, 8/1/29	16,118
26,000	SM Energy Co., 144a, 7.000%, 8/1/32	25,560
36,000	Sunoco LP, 144a, 4.500%, 10/1/29	35,078
28,000	Sunoco LP, 144a, 5.875%, 3/15/34	27,997
40,000	Tidewater, Inc., 144a, 9.125%, 7/15/30	42,931
36,000	Valaris Ltd., 144a, 8.375%, 4/30/30	37,453
26,000	Venture Global LNG, Inc., 144a, 7.000%, 1/15/30	25,023
81,000	Venture Global LNG, Inc., 144a, 8.125%, 6/1/28	82,045
44,000	Venture Global LNG, Inc., 144a, 9.000%(B)	34,748
15,000	Weatherford International Ltd., 144a, 6.750%, 10/15/33	15,359
827,000	Western Midstream Operating LP, 5.250%, 2/1/50	709,783
35,000	YPF SA (Argentina), 144a, 6.950%, 7/21/27	35,278
		11,223,660
	Industrials — 4.0%
1,057,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	981,051
34,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	33,375
21,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	21,630
44,000	BNSF Funding Trust I, 6.613%, 12/15/55	44,021
44,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	44,915
853,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	903,740
64,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	63,034
1,074,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	805,062
20,000	Cascades, Inc. / Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	19,949
19,000	Clean Harbors, Inc., 144a, 5.750%, 10/15/33	19,494
43,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	40,205
10,000	Clydesdale Acquisition Holdings, Inc., 144a, 6.750%, 4/15/32	10,283
25,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	26,058
8,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.750%, 7/15/31†	8,431
11,000	FTAI Aviation Investors LLC, 144a, 5.500%, 5/1/28	11,013
6,000	FTAI Aviation Investors LLC, 144a, 7.000%, 6/15/32	6,308
5,000	FTAI Aviation Investors LLC, 144a, 7.875%, 12/1/30	5,318
61,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	60,208
865,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	895,990
40,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	43,064
42,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 4/15/30	41,874
42,000	Moog, Inc., 144a, 4.250%, 12/15/27	41,598
692,000	Norfolk Southern Corp., 4.837%, 10/1/41	654,045
37,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	37,769
19,000	Owens-Brockway Glass Container, Inc., 144a, 7.375%, 6/1/32†	19,283
580,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	586,657
44,000	Roller Bearing Co. of America, Inc., 144a, 4.375%, 10/15/29	43,301
698,000	RTX Corp., 6.400%, 3/15/54	770,337
33,000	Sensata Technologies, Inc., 144a, 3.750%, 2/15/31	30,970
Principal Amount		Market Value
	Corporate Bonds — 42.1% (Continued)
	Industrials — 4.0% (Continued)
$ 26,000	Smyrna Ready Mix Concrete LLC, 144a, 8.875%, 11/15/31	$ 27,810
18,000	Standard Building Solutions, Inc., 144a, 6.250%, 8/1/33	18,388
8,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	8,236
21,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31†	19,254
63,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	63,100
28,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	29,632
12,000	Terex Corp., 144a, 5.000%, 5/15/29	11,959
40,000	Terex Corp., 144a, 6.250%, 10/15/32	41,038
1,949,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.848%, 2/15/42(A)	1,756,371
1,198,000	Timken Co. (The), 4.500%, 12/15/28	1,207,594
5,000	TransDigm, Inc., 144a, 6.250%, 1/31/34	5,188
26,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	26,813
39,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	40,579
972,000	United Parcel Service, Inc., 5.950%, 5/14/55	1,007,729
15,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/29	15,490
9,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	9,397
15,000	WESCO Distribution, Inc., 144a, 6.625%, 3/15/32	15,663
216,000	WestRock MWV LLC, 8.200%, 1/15/30	245,990
55,000	XPO, Inc., 144a, 7.125%, 2/1/32	57,832
		10,877,046
	Communication Services — 3.4%
34,000	AMC Networks, Inc., 144a, 10.250%, 1/15/29	35,657
1,135,000	AT&T, Inc., 3.800%, 12/1/57	783,759
536,000	AT&T, Inc., 4.500%, 5/15/35	515,826
14,000	Block Communications, Inc., 144a, 4.875%, 3/1/28	13,079
88,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	80,881
22,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 5/1/32	19,746
21,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	21,289
45,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	45,922
113,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30†	107,927
23,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 1/15/34	19,556
602,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	567,100
673,000	Comcast Corp., 4.000%, 3/1/48	507,866
29,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	29,390
49,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	50,081
58,000	GCI LLC, 144a, 4.750%, 10/15/28	56,552
35,000	Gen Digital, Inc., 144a, 6.750%, 9/30/27	35,520
24,392	Level 3 Financing, Inc., 144a, 6.875%, 6/30/33	24,951
33,232	Level 3 Financing, Inc., 144a, 7.000%, 3/31/34	34,248
15,000	Match Group Holdings II LLC, 144a, 4.625%, 6/1/28	14,867
1,130,000	Meta Platforms, Inc., 4.875%, 11/15/35	1,130,385
30,000	Midcontinent Communications, 144a, 8.000%, 8/15/32	30,721
41,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	41,110
1,148,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	1,158,948
9,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	9,400
25,000	Sirius XM Radio LLC, 144a, 4.000%, 7/15/28	24,441
10,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	9,753
19,000	TEGNA, Inc., 4.625%, 3/15/28	18,807

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 42.1% (Continued)
	Communication Services — 3.4% (Continued)
$ 991,000	T-Mobile USA, Inc., 3.875%, 4/15/30	$ 975,565
472,000	T-Mobile USA, Inc., 5.750%, 1/15/54	464,877
20,000	Univision Communications, Inc., 144a, 8.000%, 8/15/28	20,713
46,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31	48,044
932,000	Verizon Communications, Inc., 2.987%, 10/30/56	557,126
550,000	Verizon Communications, Inc., 5.875%, 11/30/55	544,977
38,000	Versant Media Group, Inc., 144a, 7.250%, 1/30/31†	39,204
1,404,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,366,303
62,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	58,885
		9,463,476
	Utilities — 2.8%
68,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	67,059
24,000	Alpha Generation LLC, 144a, 6.250%, 1/15/34	24,212
40,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54†	41,466
522,000	Calpine Corp., 144a, 5.000%, 2/1/31	530,186
1,513,000	CMS Energy Corp., 4.750%, 6/1/50	1,488,375
1,120,000	Duke Energy Progress LLC, 4.150%, 12/1/44	935,744
614,000	Edison International, 4.125%, 3/15/28	606,974
84,000	Edison International, 7.875%, 6/15/54	87,648
448,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	418,923
566,000	Georgia Power Co., 5.950%, 2/1/39	601,802
30,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	29,958
37,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 5.990%, 10/1/66(A)	32,370
959,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	593,043
1,118,000	Oncor Electric Delivery Co. LLC, 144a, 5.800%, 4/1/55	1,128,819
42,000	PacifiCorp, 7.375%, 9/15/55	42,806
738,000	PacifiCorp., 5.750%, 4/1/37	749,338
41,000	PPL Capital Funding, Inc., Ser A, (TSFR3M + 2.927%), 6.612%, 3/30/67(A)	40,068
69,000	Sempra, 4.125%, 4/1/52	67,585
78,000	South Jersey Industries, Inc., 5.020%, 4/15/31†	67,637
15,000	Talen Energy Supply LLC, 144a, 6.250%, 2/1/34	15,315
15,000	Talen Energy Supply LLC, 144a, 6.500%, 2/1/36	15,511
		7,584,839
	Health Care — 2.7%
692,000	AbbVie, Inc., 4.450%, 5/14/46	603,040
16,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	15,410
20,000	Acadia Healthcare Co., Inc., 144a, 5.500%, 7/1/28	19,878
26,000	Acadia Healthcare Co., Inc., 144a, 7.375%, 3/15/33	26,260
20,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	19,389
19,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	18,533
777,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	594,867
29,000	Avantor Funding, Inc., 144a, 3.875%, 11/1/29	27,736
654,000	Becton Dickinson & Co., 4.685%, 12/15/44	580,877
723,000	CommonSpirit Health, 4.187%, 10/1/49	569,202
661,000	CVS Health Corp., 5.125%, 7/20/45	598,537
16,000	DaVita, Inc., 144a, 6.750%, 7/15/33	16,590
21,000	DaVita, Inc., 144a, 6.875%, 9/1/32	21,858
884,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	726,142
795,000	Elevance Health, Inc., 4.750%, 2/15/33	798,567
47,000	Global Medical Response, Inc., 144a, 7.375%, 10/1/32	48,851
1,026,000	HCA, Inc., 5.500%, 3/1/32	1,070,745
24,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	21,803
16,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	15,735
11,000	Molina Healthcare, Inc., 144a, 6.250%, 1/15/33	11,214
15,000	Molina Healthcare, Inc., 144a, 6.500%, 2/15/31†	15,405
Principal Amount		Market Value
	Corporate Bonds — 42.1% (Continued)
	Health Care — 2.7% (Continued)
$ 24,000	National Mentor Holdings, Inc., 144a, 10.500%, 12/15/30	$ 24,127
22,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	21,495
58,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	57,841
91,000	Tenet Healthcare Corp., 6.125%, 10/1/28	91,411
31,000	Tenet Healthcare Corp., 144a, 6.000%, 11/15/33	31,917
708,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	714,428
911,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	760,688
		7,522,546
	Information Technology — 2.6%
9,000	Amentum Holdings, Inc., 144a, 7.250%, 8/1/32	9,486
34,000	Amkor Technology, Inc., 144a, 5.875%, 10/1/33	34,701
1,203,000	Apple, Inc., 4.650%, 2/23/46	1,108,112
1,265,000	Broadcom, Inc., 3.419%, 4/15/33	1,173,962
10,000	CACI International, Inc., 144a, 6.375%, 6/15/33	10,347
57,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	57,746
55,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	57,477
60,000	Consensus Cloud Solutions, Inc., 144a, 6.500%, 10/15/28	60,234
658,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	650,711
1,098,000	Marvell Technology, Inc., 2.950%, 4/15/31	1,018,062
566,000	Micron Technology, Inc., 2.703%, 4/15/32	508,376
1,482,000	Microsoft Corp., 2.525%, 6/1/50	909,575
28,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	26,572
28,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	27,477
658,000	Oracle Corp., 5.950%, 9/26/55	585,463
46,000	Science Applications International Corp., 144a, 5.875%, 11/1/33	46,632
10,000	Seagate Data Storage Technology Pte Ltd., 144a, 5.750%, 12/1/34†	10,246
20,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	20,017
764,000	Texas Instruments, Inc., 5.100%, 5/23/35	787,485
		7,102,681
	Real Estate — 1.5%
876,000	American Tower Corp. REIT, 5.900%, 11/15/33	937,228
837,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	849,444
1,017,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	990,303
25,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	23,837
31,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 4.875%, 5/15/29	30,271
16,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 7.000%, 2/1/30†	16,423
49,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	48,734
514,000	Store Capital LLC REIT, 2.700%, 12/1/31	454,486
635,000	Store Capital LLC REIT, 4.625%, 3/15/29	632,917
9,000	XHR LP REIT, 144a, 4.875%, 6/1/29	8,873
20,000	XHR LP REIT, 144a, 6.625%, 5/15/30	20,673
		4,013,189
	Materials — 0.6%
26,000	Celanese US Holdings LLC, 6.879%, 7/15/32	27,111
39,000	Celanese US Holdings LLC, 7.200%, 11/15/33	41,240
36,000	Kaiser Aluminum Corp., 144a, 5.875%, 3/1/34	36,106
27,000	Magnera Corp., 144a, 4.750%, 11/15/29†	24,955
41,000	Magnera Corp., 144a, 7.250%, 11/15/31	40,248
200,000	Navoiyuran State Enterprise (Uzbekistan), 144a, 6.700%, 7/2/30	201,612

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 42.1% (Continued)
	Materials — 0.6% (Continued)
$ 31,000	NOVA Chemicals Corp. (Canada), 144a, 8.500%, 11/15/28	$ 32,411
524,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	540,929
683,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	584,422
200,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.500%, 10/6/28	201,761
		1,730,795
	Total Corporate Bonds	$115,589,876
	U.S. Treasury Obligations — 22.5%
7,530,000	U.S. Treasury Bond, 4.625%, 11/15/45	7,385,283
215,000	U.S. Treasury Bond, 4.750%, 2/15/45	214,689
3,825,000	U.S. Treasury Bond, 4.750%, 8/15/55	3,777,188
10,509,596	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/55	9,992,610
8,480,000	U.S. Treasury Note, 3.750%, 4/15/28	8,525,712
16,175,000	U.S. Treasury Note, 4.000%, 5/31/30	16,394,247
7,907,000	U.S. Treasury Note, 4.000%, 11/15/35	7,810,633
7,610,000	U.S. Treasury Note, 4.250%, 8/15/35	7,681,344
	Total U.S. Treasury Obligations	$61,781,706
	Non-Agency Collateralized Mortgage Obligations — 9.2%
725	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 4.581%, 3/25/35(A)(C)	714
808,713	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.629%, 10/25/45(A)(C)	778,354
1,260,331	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.629%, 10/25/45(A)(C)	1,210,757
607,747	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(C)	608,666
694,942	AOMT, Ser 2024-6, Class A1, 144a, 4.650%, 11/25/67(A)(C)	692,899
778,220	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(C)	769,850
1,158,678	CIM Trust, Ser 2021-J2, Class A19, 144a, 2.500%, 4/25/51(A)(C)	960,797
212,948	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.552%, 8/25/43(A)(C)	208,164
257,825	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.596%, 11/25/44(A)(C)	251,277
566,536	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.878%, 1/25/45(A)(C)	550,801
641,473	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.868%, 2/25/45(A)(C)	614,673
512,547	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.766%, 12/25/44(A)(C)	498,270
685,074	CSMC Trust, Ser 2018-J1, Class B2, 144a, 3.576%, 2/25/48(A)(C)	635,191
802,038	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	785,473
1,000,926	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.561%, 2/25/48(A)(C)	924,975
916,599	EverBank Mortgage Loan Trust, Ser 2018-1, Class B3, 144a, 3.561%, 2/25/48(A)(C)	846,286
15,601	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(C)	14,854
901,809	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(C)	898,861
237,176	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(C)	207,842
603,977	GS Mortgage-Backed Securities Trust, Ser 2022-PJ1, Class A8, 144a, 2.500%, 5/28/52(A)(C)	540,170
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 9.2% (Continued)
$ 9,127	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 5.964%, 2/25/35(A)(C)	$ 8,938
12,768	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 5.688%, 6/25/36(A)(C)	8,582
355,064	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 5.473%, 1/25/45(A)(C)	356,226
1,287,333	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.447%, 1/25/47(A)(C)	1,179,259
791,620	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.042%, 1/25/49(A)(C)	733,950
142,860	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 9/25/49(A)(C)	135,089
1,028,787	JP Morgan Mortgage Trust, Ser 2021-11, Class A3, 144a, 2.500%, 1/25/52(A)(C)	863,055
13,702	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	13,742
1,195,530	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(C)	1,087,397
677,638	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(C)	588,804
1,100,000	Mill City Mortgage Loan Trust, Ser 2016-1, Class B2, 144a, 3.946%, 4/25/57(A)(C)	1,051,241
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	860,737
135,152	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	57,243
63,029	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.536%, 8/25/43(A)(C)	61,756
59,820	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.490%, 5/25/43(A)(C)	58,808
457,518	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(C)	419,375
1,398,825	Sequoia Mortgage Trust, Ser 2025-S1, Class A4, 144a, 2.500%, 9/25/54(A)(C)	1,246,957
1,000,000	Towd Point Mortgage Trust, Ser 2017-1, Class B1, 144a, 3.782%, 10/25/56(A)(C)	941,197
800,000	Towd Point Mortgage Trust, Ser 2017-4, Class B1, 144a, 3.645%, 6/25/57(A)(C)	704,011
800,000	Towd Point Mortgage Trust, Ser 2019-4, Class A2, 144a, 3.250%, 10/25/59(A)(C)	733,449
730,295	Verus Securitization Trust, Ser 2022-3, Class A1, 144a, 4.130%, 2/25/67(A)(C)	703,796
37,843	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	35,383
793,451	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Class A3, 144a, 2.500%, 12/25/50(A)(C)	721,849
927,371	Wells Fargo Mortgage Backed Securities Trust, Ser 2022-1, Class A17, 144a, 2.500%, 8/25/51(A)(C)	768,993
	Total Non-Agency Collateralized Mortgage Obligations	$25,338,711
	Agency Collateralized Mortgage Obligations — 6.8%
853,364	FHLMC REMIC, Ser 4422, Class LZ, 4.000%, 12/15/44	819,385
2,085,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	1,536,169
2,850,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	2,151,693
48,973	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	50,502
5,246	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	5,084
1,420,000	FNMA REMIC, Ser 2017-37, Class AY, 3.000%, 5/25/47	1,120,269

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 6.8% (Continued)
$ 240,796	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	$ 228,359
1,800,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,503,538
2,500,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,956,660
2,550,000	FNMA REMIC, Ser 2022-17, Class UV, 3.000%, 7/25/42	2,195,976
539,464	FNMA REMIC, Ser 2023-9, Class BZ, 4.500%, 3/25/53	494,636
22,382	FNMA Trust, Ser 2004-W15, Class 2AF, (SOFR30A + 0.364%), 4.239%, 8/25/44(A)	22,171
322,731	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	325,192
2,628,025	GNMA, Ser 2012-147, Class IO, 0.512%, 4/16/54(A)(C)(D)	21,202
975,234	GNMA, Ser 2014-44, Class LZ, 4.000%, 3/16/44	930,180
1,111,119	GNMA, Ser 2016-113, Class IO, 1.138%, 2/16/58(A)(C)(D)	67,103
6,968,023	GNMA, Ser 2016-140, Class IO, 0.731%, 5/16/58(A)(C)(D)	243,315
1,650,000	GNMA, Ser 2016-83, Class PB, 3.000%, 6/20/46	1,326,959
2,500,000	GNMA, Ser 2018-112, Class YC, 3.500%, 8/20/48	2,045,094
350,000	GNMA, Ser 2022-200, Class PL, 5.500%, 9/20/52	360,282
1,700,000	GNMA, Ser 2022-50, Class KV, 3.000%, 6/20/42	1,417,496
	Total Agency Collateralized Mortgage Obligations	$18,821,265
	Commercial Mortgage-Backed Securities — 5.9%
970,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	890,658
1,230,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	1,122,526
525,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(C)	552,662
875,000	BMO Mortgage Trust, Ser 2025-5C10, Class B, 6.445%, 5/15/58(A)(C)	913,007
950,000	BX Trust, Ser 2025-ARIA, Class C, 144a, 5.517%, 12/13/42(A)(C)	957,357
305,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	287,574
830,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	772,565
1,361,523	CSMC, Ser 2021-B33, Class A1, 144a, 3.053%, 10/10/43	1,303,038
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(C)	1,559,005
765,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.315%, 10/15/36(A)	753,601
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 9/6/38(A)(C)	520,750
755,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	745,411
515,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	499,586
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 5.067%, 11/15/35(A)	1,155,303
1,210,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,208,416
340,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	333,609
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 5.9% (Continued)
$ 1,400,000	VEGAS Trust, Ser 2024-TI, Class A, 144a, 5.518%, 11/10/39	$ 1,419,121
1,045,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Class B, 6.394%, 5/15/58(A)(C)	1,097,731
	Total Commercial Mortgage-Backed Securities	$16,091,920
	U.S. Government Mortgage-Backed Obligations — 5.8%
27,129	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.901%), 6.722%, 4/1/37(A)	27,982
4,065	FHLMC, Pool #A12886, 5.000%, 8/1/33	4,133
31,136	FHLMC, Pool #A13842, 6.000%, 9/1/33	31,984
2,510	FHLMC, Pool #A21415, 5.000%, 5/1/34	2,534
6,859	FHLMC, Pool #A35682, 5.000%, 7/1/35	7,023
3,301	FHLMC, Pool #A36523, 5.000%, 8/1/35	3,377
15,416	FHLMC, Pool #A46590, 5.000%, 8/1/35	15,861
1,701	FHLMC, Pool #A64971, 5.500%, 8/1/37	1,776
1,053,958	FHLMC, Pool #A89148, 4.000%, 10/1/39	1,042,238
24,816	FHLMC, Pool #A96485, 4.500%, 1/1/41	25,036
164,548	FHLMC, Pool #A97897, 4.500%, 4/1/41	165,991
6,574	FHLMC, Pool #C62740, 7.000%, 1/1/32	6,910
4,222	FHLMC, Pool #C72254, 6.500%, 7/1/32	4,385
266	FHLMC, Pool #C90986, 7.000%, 6/1/26	280
5,002	FHLMC, Pool #G02184, 5.000%, 4/1/36	5,146
972,866	FHLMC, Pool #G05624, 4.500%, 9/1/39	983,588
85,963	FHLMC, Pool #G05733, 5.000%, 11/1/39	88,597
730,313	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	720,702
624,836	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	631,678
751,200	FHLMC REMIC, Pool #SD5007, 5.000%, 9/1/53	753,125
4,413	FNMA, Pool #561741, 7.500%, 1/1/31	4,541
4,823	FNMA, Pool #640291, 7.000%, 8/1/32	5,064
6,911	FNMA, Pool #670402, 6.500%, 6/1/32	7,185
51,573	FNMA, Pool #745257, 6.000%, 1/1/36	54,556
15,511	FNMA, Pool #748895, 6.000%, 12/1/33	15,506
25,382	FNMA, Pool #810049, 5.500%, 3/1/35	25,750
18,953	FNMA, Pool #819297, 6.000%, 9/1/35	19,992
397,981	FNMA, Pool #881279, 5.000%, 11/1/36	409,323
11,935	FNMA, Pool #889060, 6.000%, 1/1/38	12,881
25,867	FNMA, Pool #889061, 6.000%, 1/1/38	27,366
868	FNMA, Pool #895657, 6.500%, 8/1/36	871
49,595	FNMA, Pool #905049, 5.500%, 11/1/36	51,450
131,229	FNMA, Pool #928553, 5.500%, 8/1/37	136,463
58,277	FNMA, Pool #931535, 5.500%, 7/1/39	58,408
63,021	FNMA, Pool #AA3467, 4.500%, 4/1/39	63,641
98,284	FNMA, Pool #AA4584, 4.500%, 4/1/39	99,251
23,999	FNMA, Pool #AB1800, 4.000%, 11/1/40	23,545
996	FNMA, Pool #AB2452, 4.000%, 3/1/26	993
20,287	FNMA, Pool #AD6193, 5.000%, 6/1/40	20,563
37,527	FNMA, Pool #AE1568, 4.000%, 9/1/40	36,818
191,100	FNMA, Pool #AE2497, 4.500%, 9/1/40	192,688
22,994	FNMA, Pool #AE5441, 5.000%, 10/1/40	23,672
63,974	FNMA, Pool #AH1135, 5.000%, 1/1/41	65,860
339	FNMA, Pool #AH3671, 4.000%, 2/1/26	338
186,783	FNMA, Pool #AH6622, 4.000%, 3/1/41	183,088
176,455	FNMA, Pool #AL0150, 4.000%, 2/1/41	173,018
32,509	FNMA, Pool #AL0211, 5.000%, 4/1/41	33,468
227,767	FNMA, Pool #AS0779, 4.000%, 10/1/43	222,811
616,071	FNMA, Pool #BW2258, 4.500%, 7/1/52	606,331
1,037,256	FNMA, Pool #FM4702, 2.500%, 10/1/50	895,101
760,285	FNMA, Pool #FM8360, 2.500%, 8/1/51	655,654
729,335	FNMA, Pool #FM8361, 2.500%, 8/1/51	623,080
796,426	FNMA, Pool #FM9907, 2.500%, 12/1/51	679,156
575,123	FNMA, Pool #FS2906, 5.000%, 9/1/52	577,012
1,419,144	FNMA, Pool #FS3024, 4.000%, 9/1/52	1,353,266

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 5.8% (Continued)
$ 1,549,592	FNMA, Pool #FS7278, 5.000%, 11/1/53	$ 1,551,075
1,465,732	FNMA, Pool #FS8360, 3.500%, 9/1/52	1,360,966
694,026	FNMA, Pool #MA4128, 2.000%, 9/1/40	616,877
439,993	GNMA, Pool #4424, 5.000%, 4/20/39	453,036
	Total U.S. Government Mortgage-Backed Obligations	$15,863,010
	Asset-Backed Securities — 4.7%
1,100,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 5.816%, 4/15/34(A)	1,101,145
800,000	Benefit Street Partners CLO XXV Ltd. (Cayman Islands), Ser 2021-25A, Class BR, 144a, (TSFR3M + 1.450%), 5.355%, 1/15/35(A)	800,636
933,281	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	785,249
408	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(C)	410
1,281,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	1,464,183
900,000	Drive Auto Receivables Trust, Ser 2025-2, Class D, 4.900%, 12/15/32	900,313
74,230	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(A)(C)	78,082
439	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(A)(C)	442
1,063,750	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,029,737
953,025	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	953,054
1,457,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1R, 144a, (TSFR3M + 1.450%), 5.334%, 10/19/34(A)	1,450,930
91,444	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	91,709
1,146,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,100,033
800,000	Verdelite Static CLO Ltd. (Jersey), Ser 2024-1A, Class B, 144a, (TSFR3M + 1.650%), 5.534%, 7/20/32(A)	801,158
1,527,988	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	1,364,023
875,000	Westlake Automobile Receivables Trust, Ser 2025-3A, Class C, 144a, 4.680%, 7/15/31	877,479
	Total Asset-Backed Securities	$12,798,583
	Sovereign Government Obligations — 0.7%
697,000	Chile Government International Bond, 3.100%, 1/22/61	431,373
200,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	202,068
6,400	Ghana Government International Bond, 144a, 4.717%, 7/3/26#	6,283
18,798	Ghana Government International Bond, 144a, 4.962%, 1/3/30#	16,603
96,800	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(C)	94,941
878,000	Mexico Government International Bond, 3.771%, 5/24/61	540,409
736,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	704,842
	Total Sovereign Government Obligations	$1,996,519
Shares		MarketValue
	Short-Term Investment Funds — 4.6%
4,747,880	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	$ 4,747,880
7,815,719	Invesco Government & Agency Portfolio, Institutional Class, 3.68%∞Ω**	7,815,719
	Total Short-Term Investment Funds	$12,563,599
	Total Investment Securities—102.3% (Cost $286,406,305)	$280,845,189
	Liabilities in Excess of Other Assets — (2.3%)	(6,201,049)
	Net Assets — 100.0%	$274,644,140
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2025 was $208,512.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
JSC – Joint Stock Company
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – FTSE USD IBOR Consumer Cash Fallbacks Term One year
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $83,486,341 or 30.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Active Bond Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$115,589,876	$—	$115,589,876
U.S. Treasury Obligations	—	61,781,706	—	61,781,706
Non-Agency Collateralized Mortgage Obligations	—	25,338,711	—	25,338,711
Agency Collateralized Mortgage Obligations	—	18,821,265	—	18,821,265
Commercial Mortgage-Backed Securities	—	16,091,920	—	16,091,920
U.S. Government Mortgage-Backed Obligations	—	15,863,010	—	15,863,010
Asset-Backed Securities	—	12,798,583	—	12,798,583
Sovereign Government Obligations	—	1,996,519	—	1,996,519
Short-Term Investment Funds	12,563,599	—	—	12,563,599
Total	$12,563,599	$268,281,590	$—	$280,845,189
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ares Credit Opportunities Fund – December 31, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 80.0%
	Consumer Discretionary — 11.7%
$ 5,938,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	$ 5,930,050
1,794,000	American Axle & Manufacturing, Inc., 144a, 6.375%, 10/15/32†	1,826,748
1,240,000	American Axle & Manufacturing, Inc., 144a, 7.750%, 10/15/33	1,263,575
480,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	478,622
2,340,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	2,302,580
2,120,000	Bath & Body Works, Inc., 6.750%, 7/1/36	2,104,170
4,986,000	Bath & Body Works, Inc., 6.875%, 11/1/35	5,044,177
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	94,274
2,801,000	Boyne USA, Inc., 144a, 4.750%, 5/15/29	2,762,697
780,000	Caesars Entertainment, Inc., 144a, 7.000%, 2/15/30	807,813
4,100,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	4,084,715
1,200,000	Churchill Downs, Inc., 144a, 5.500%, 4/1/27	1,199,999
1,896,000	Cougar JV Subsidiary LLC, 144a, 8.000%, 5/15/32	2,026,953
1,792,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 6.750%, 1/15/30	1,703,181
4,640,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	4,400,252
4,531,000	Hilton Domestic Operating Co., Inc., 144a, 3.750%, 5/1/29	4,402,279
748,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	673,655
4,828,000	Light & Wonder International, Inc., 144a, 6.250%, 10/1/33	4,886,322
1,222,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	1,174,581
3,966,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	3,973,857
1,125,000	Live Nation Entertainment, Inc., 144a, 6.500%, 5/15/27	1,135,109
3,449,000	MGM Resorts International, 4.750%, 10/15/28	3,441,308
2,825,000	Nissan Motor Co. Ltd. (Japan), 144a, 8.125%, 7/17/35	3,004,367
2,917,000	Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada), 144a, 8.000%, 8/1/30	2,765,881
651,000	Qnity Electronics, Inc., 144a, 5.750%, 8/15/32	665,614
930,000	Qnity Electronics, Inc., 144a, 6.250%, 8/15/33	963,993
2,270,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	2,370,830
2,130,000	Service Corp. International, 5.750%, 10/15/32	2,167,786
456,000	Six Flags Entertainment Corp / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 4/15/27	454,211
4,980,000	Six Flags Entertainment Corp., 144a, 7.250%, 5/15/31†	4,778,397
9,947,931	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 11.000%, 3/12/30(A)	497,763
990,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	938,523
2,925,000	Station Casinos LLC, 144a, 4.500%, 2/15/28	2,900,833
1,600,000	Station Casinos LLC, 144a, 6.625%, 3/15/32	1,637,806
5,690,000	Tenneco, Inc., 144a, 8.000%, 11/17/28	5,708,207
3,035,000	Under Armour, Inc., 144a, 7.250%, 7/15/30	3,037,946
3,717,000	Victoria's Secret & Co., 144a, 4.625%, 7/15/29†	3,603,604
1,200,000	Viking Cruises Ltd., 144a, 7.000%, 2/15/29	1,206,870
2,030,000	Viking Ocean Cruises Ship VII Ltd., 144a, 5.625%, 2/15/29	2,033,222
407,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (Switzerland), 144a, 9.500%, 6/1/28†	420,952
6,549,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (Switzerland), 144a, 6.375%, 2/1/30	6,232,347
3,478,000	Warnermedia Holdings, Inc., 5.050%, 3/15/42	2,455,468
2,874,000	ZF North America Capital, Inc. (Germany), 144a, 7.500%, 3/24/31	2,904,597
		106,466,134
	Energy — 10.5%
2,577,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	2,591,560
1,436,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.625%, 9/1/32	1,480,978
Principal Amount		Market Value
	Corporate Bonds — 80.0% (Continued)
	Energy — 10.5% (Continued)
$ 1,690,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 6.625%, 10/15/32	$ 1,747,179
1,701,000	CVR Energy, Inc., 144a, 5.750%, 2/15/28	1,675,286
900,000	CVR Energy, Inc., 144a, 8.500%, 1/15/29	925,063
6,153,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	5,906,292
2,130,000	Kodiak Gas Services LLC, 144a, 6.500%, 10/1/33†	2,176,624
2,130,000	Kodiak Gas Services LLC, 144a, 6.750%, 10/1/35	2,189,502
860,000	Kodiak Gas Services LLC, 144a, 7.250%, 2/15/29	894,792
5,606,000	Moss Creek Resources Holdings, Inc., 144a, 8.250%, 9/1/31	5,367,736
1,335,000	Nabors Industries, Inc., 144a, 7.625%, 11/15/32	1,312,905
1,887,000	Nabors Industries, Inc., 144a, 8.875%, 8/15/31	1,830,564
2,038,000	Nabors Industries, Inc., 144a, 9.125%, 1/31/30	2,130,851
3,355,000	Northern Oil & Gas, Inc., 144a, 7.875%, 10/15/33	3,266,600
955,000	NuStar Logistics LP, 5.625%, 4/28/27	966,112
6,804,000	ONEOK, Inc., 5.450%, 6/1/47	6,266,722
208,000	ONEOK, Inc., 5.600%, 4/1/44	196,905
3,110,000	Summit Midstream Holdings LLC, 144a, 8.625%, 10/31/29	3,224,697
3,110,000	Sunoco LP, 144a, 6.250%, 7/1/33	3,186,957
2,220,000	Sunoco LP, 144a, 7.250%, 5/1/32	2,347,286
5,779,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30†	5,825,734
1,045,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	1,040,170
1,000,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	1,034,441
2,582,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	2,579,472
1,750,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	1,700,843
6,234,426	TGNR Intermediate Holdings LLC, 144a, 5.500%, 10/15/29	6,172,922
4,334,000	TransMontaigne Partners LLC, 144a, 8.500%, 6/15/30†	4,374,441
7,736,000	Transocean International Ltd., 6.800%, 3/15/38†	6,651,112
5,763,000	Venture Global LNG, Inc., 144a, 8.375%, 6/1/31	5,732,772
1,992,000	Venture Global Plaquemines LNG LLC, 144a, 6.500%, 1/15/34	2,040,286
630,000	Venture Global Plaquemines LNG LLC, 144a, 7.500%, 5/1/33	680,716
1,545,000	Venture Global Plaquemines LNG LLC, 144a, 7.750%, 5/1/35	1,688,476
7,738,000	Western Midstream Operating LP, 5.250%, 2/1/50	6,641,234
		95,847,230
	Industrials — 10.3%
1,477,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	1,449,864
1,370,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	1,411,085
144,913	Ardagh Group SA, 144a, 9.500%, 12/1/30	157,175
2,149,252	Ardagh Group SA, PIK, 144a, 12.000%, 12/1/30(A)	1,963,879
500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.750%, 7/15/27	201,119
522,860	Artera Services LLC, 144a, 8.500%, 2/15/31	434,152
3,015,000	Avient Corp., 144a, 6.250%, 11/1/31	3,099,155
1,103,000	Axon Enterprise, Inc., 144a, 6.250%, 3/15/33	1,147,481
6,174,000	Ball Corp., 2.875%, 8/15/30	5,709,299
2,297,000	Builders FirstSource, Inc., 144a, 6.375%, 3/1/34	2,375,771
2,140,000	BWX Technologies, Inc., 144a, 4.125%, 4/15/29	2,085,321
2,620,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	2,580,469
2,589,000	Chart Industries, Inc., 144a, 9.500%, 1/1/31	2,748,138
2,830,000	Clean Harbors, Inc., 144a, 5.750%, 10/15/33	2,903,580
625,000	Clean Harbors, Inc., 144a, 6.375%, 2/1/31	643,114
739,000	Coherent Corp., 144a, 5.000%, 12/15/29	736,167
676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	634

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 80.0% (Continued)
	Industrials — 10.3% (Continued)
$ 970,000	CP Atlas Buyer, Inc., 144a, 9.750%, 7/15/30	$ 1,004,677
3,713,000	CP Atlas Buyer, Inc., PIK, 144a, 12.750%, 1/15/31(A)	3,517,773
1,700,000	Crown Americas LLC, 144a, 5.875%, 6/1/33	1,738,886
2,712,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	2,826,782
500,000	Entegris, Inc., 144a, 3.625%, 5/1/29	480,499
1,488,000	Entegris, Inc., 144a, 4.750%, 4/15/29	1,493,000
2,650,000	First Student Bidco, Inc. / First Transit Parent, Inc., 144a, 4.000%, 7/31/29	2,576,394
1,500,000	GFL Environmental, Inc., 144a, 4.000%, 8/1/28	1,479,599
3,721,000	Graphic Packaging International LLC, 144a, 3.750%, 2/1/30	3,517,414
798,000	Graphic Packaging International LLC, 144a, 6.375%, 7/15/32	812,868
2,795,000	JH North America Holdings, Inc., 144a, 6.125%, 7/31/32	2,869,227
1,851,000	LABL, Inc., 144a, 8.625%, 10/1/31	984,458
7,176,000	Madison IAQ LLC, 144a, 4.125%, 6/30/28	7,050,711
2,230,000	Quikrete Holdings, Inc., 144a, 6.375%, 3/1/32	2,321,205
4,243,000	Sealed Air Corp/Sealed Air Corp. US, 144a, 6.125%, 2/1/28	4,313,366
2,829,000	Sensata Technologies BV, 144a, 4.000%, 4/15/29	2,761,166
1,370,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	1,410,371
4,343,000	Standard Industries, Inc., 144a, 4.375%, 7/15/30	4,192,336
160,000	TransDigm, Inc., 144a, 6.750%, 8/15/28	162,819
2,257,000	TransDigm, Inc., 144a, 6.250%, 1/31/34	2,341,825
4,332,000	Trident TPI Holdings, Inc., 144a, 12.750%, 12/31/28	4,438,398
1,965,000	Trivium Packaging Finance BV (Netherlands), 144a, 8.250%, 7/15/30	2,106,409
1,450,000	Waste Pro USA, Inc., 144a, 7.000%, 2/1/33	1,493,116
2,507,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	2,617,519
6,477,000	Wilsonart LLC, 144a, 11.000%, 8/15/32	5,787,732
		93,944,953
	Communication Services — 9.9%
6,269,928	Altice France SA (France), 144a, 6.875%, 10/15/30	6,080,525
72,000	Belo Corp., 7.250%, 9/15/27	74,861
675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	620,396
4,584,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	4,547,968
7,580,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	7,136,660
3,911,000	CommScope LLC, 144a, 4.750%, 9/1/29†	3,905,486
205,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31†	124,081
76,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31†	46,360
582,000	CSC Holdings LLC, 144a, 6.500%, 2/1/29	385,555
1,315,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	469,706
4,767,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	1,762,193
416,000	CSC Holdings LLC, 144a, 4.125%, 12/1/30†	255,110
1,761,000	DISH DBS Corp., 144a, 5.250%, 12/1/26	1,707,725
2,673,000	DISH DBS Corp., 144a, 5.750%, 12/1/28	2,624,224
1,500,000	Fox Corp., 5.476%, 1/25/39	1,508,008
1,500,000	Fox Corp., 5.576%, 1/25/49	1,448,204
3,043,000	Gen Digital, Inc., 144a, 6.250%, 4/1/33	3,138,088
4,277,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29†	4,100,708
5,051,000	Gray Media, Inc., 144a, 4.750%, 10/15/30†	3,917,774
1,635,000	Gray Media, Inc., 144a, 7.250%, 8/15/33	1,670,690
951,000	Gray Media, Inc., 144a, 9.625%, 7/15/32†	989,539
7,629,000	Level 3 Financing, Inc., 144a, 4.875%, 6/15/29	7,419,203
4,155,000	Level 3 Financing, Inc., 144a, 7.000%, 3/31/34	4,282,027
Principal Amount		Market Value
	Corporate Bonds — 80.0% (Continued)
	Communication Services — 9.9% (Continued)
$ 1,061,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	$ 1,053,414
128,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	128,344
1,000,000	Odido Group Holding BV (Netherlands), 144a, 5.500%, 1/15/30	1,182,997
5,485,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	5,046,961
6,389,000	Sirius XM Radio LLC, 144a, 3.125%, 9/1/26	6,332,736
526,000	Sirius XM Radio LLC, 144a, 5.000%, 8/1/27	527,281
240,000	Sirius XM Radio LLC, 144a, 5.500%, 7/1/29	241,964
3,594,000	Snap, Inc., 144a, 6.875%, 3/1/33	3,724,265
2,794,000	TEGNA, Inc., 4.625%, 3/15/28	2,765,557
134,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	118,084
1,460,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	1,351,871
5,127,000	Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 144a, 5.000%, 7/15/28	5,029,557
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	364,876
4,535,521	Zayo Group Holdings, Inc., PIK, 144a, 9.250%, 3/9/30(A)	4,308,745
		90,391,743
	Consumer Staples — 7.3%
1,704,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.625%, 9/15/29	1,734,989
6,107,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 3.500%, 3/15/29	5,864,807
605,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 6.250%, 3/15/33	621,948
6,256,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	6,213,078
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30	414,098
3,500,000	C&S Group Enterprises LLC, 144a, 5.000%, 12/15/28	3,238,887
3,200,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	3,200,602
5,227,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 4.625%, 1/15/29	5,076,661
1,615,000	Gates Corp., 144a, 6.875%, 7/1/29	1,677,145
1,200,000	Iceland Bondco PLC (United Kingdom), 144a, 4.375%, 5/15/28	1,575,596
5,484,000	Korn Ferry, 144a, 4.625%, 12/15/27	5,479,406
3,303,000	Lamb Weston Holdings, Inc., 144a, 4.125%, 1/31/30†	3,195,069
5,143,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	5,068,520
1,274,000	Papa John's International, Inc., 144a, 3.875%, 9/15/29	1,208,325
2,484,000	Performance Food Group, Inc., 144a, 4.250%, 8/1/29	2,434,434
2,250,000	Performance Food Group, Inc., 144a, 5.500%, 10/15/27	2,253,168
1,000,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	1,030,926
5,480,000	Post Holdings, Inc., 144a, 6.250%, 10/15/34	5,510,418
2,816,000	Raven Acquisition Holdings LLC, 144a, 6.875%, 11/15/31	2,901,471
1,810,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	1,868,713
1,871,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	1,803,093
2,605,000	Tyson Foods, Inc., 5.100%, 9/28/48	2,408,840
1,813,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	1,676,114
		66,456,308
	Financials — 6.9%
2,733,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 7.500%, 11/6/30	2,845,777
4,402,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 4.250%, 10/15/27†	4,373,988

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 80.0% (Continued)
	Financials — 6.9% (Continued)
$ 3,451,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	$ 3,580,328
702,000	AmWINS Group, Inc., 144a, 6.375%, 2/15/29	721,818
3,324,000	Apollo Debt Solutions BDC, 6.900%, 4/13/29	3,487,827
4,919,000	Arthur J Gallagher & Co., 5.550%, 2/15/55	4,739,615
2,319,000	Asurion LLC and Asurion Co-Issuer, Inc., 144a, 8.000%, 12/31/32	2,405,954
2,151,000	Coinbase Global, Inc., 144a, 3.375%, 10/1/28	2,049,137
3,590,000	Focus Financial Partners LLC, 144a, 6.750%, 9/15/31	3,696,461
600,000	GGAM Finance Ltd. (Ireland), 144a, 5.875%, 3/15/30	608,874
2,985,000	GGAM Finance Ltd. (Ireland), 144a, 6.875%, 4/15/29†	3,095,717
5,255,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (United Kingdom), 144a, 7.250%, 2/15/31	5,411,620
3,561,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 5.000%, 8/15/28	3,427,890
2,157,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30†	2,022,369
4,731,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	4,723,767
7,722,000	OneMain Finance Corp., 3.500%, 1/15/27	7,646,634
392,000	OneMain Finance Corp., 3.875%, 9/15/28	382,006
176,000	OneMain Finance Corp., 6.750%, 9/15/33	178,510
1,937,000	OneMain Finance Corp., 7.125%, 9/15/32	2,012,407
1,570,000	Rocket Cos., Inc., 144a, 6.375%, 8/1/33	1,636,916
1,242,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144a, 3.625%, 3/1/29	1,199,595
3,070,000	Ryan Specialty LLC, 144a, 5.875%, 8/1/32	3,136,827
		63,384,037
	Health Care — 6.7%
4,892,000	1261229 BC Ltd., 144a, 10.000%, 4/15/32	5,089,163
527,000	Bausch Health Cos., Inc. (Canada), 144a, 4.875%, 6/1/28	471,665
1,147,000	Charles River Laboratories International, Inc., 144a, 4.250%, 5/1/28	1,136,682
2,615,000	CHS / Community Health Systems, Inc., 144a, 5.250%, 5/15/30	2,455,797
1,001,000	CHS/Community Health Systems, Inc., 144a, 4.750%, 2/15/31	891,582
2,361,000	CHS/Community Health Systems, Inc., 144a, 6.875%, 4/15/29	2,101,290
3,418,000	Fortrea Holdings, Inc., 144a, 7.500%, 7/1/30	3,493,893
1,926,000	GENMAB A/S/GENMAB FINANCE LLC (Denmark), 144a, 6.250%, 12/15/32	1,973,375
1,828,000	GENMAB A/S/GENMAB FINANCE LLC (Denmark), 144a, 7.250%, 12/15/33	1,926,145
2,960,000	Global Medical Response, Inc., 144a, 7.375%, 10/1/32	3,076,547
6,162,000	Grifols Escrow Issuer SA (Spain), 144a, 4.750%, 10/15/28	6,085,196
500,000	Grifols SA (Spain), 144a, 3.875%, 10/15/28	581,181
2,271,000	HCA, Inc., 5.250%, 6/15/49	2,059,936
2,850,000	Integer Holdings Corp., 144a, 1.875%, 3/15/30	2,630,550
3,000,000	IQVIA, Inc., 144a, 6.250%, 6/1/32	3,134,754
2,500,000	Laboratoire Eimer Selas (France), 144a, 5.000%, 2/1/29	2,460,425
1,509,000	LifePoint Health, Inc., 144a, 9.875%, 8/15/30	1,624,348
2,607,000	LifePoint Health, Inc., 144a, 8.375%, 2/15/32	2,829,799
4,486,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	4,379,722
3,856,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	3,792,166
4,077,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	3,983,352
2,315,000	Sotera Health Holdings LLC, 144a, 7.375%, 6/1/31	2,442,225
3,000,000	Tenet Healthcare Corp., 5.125%, 11/1/27	3,006,710
		61,626,503
	Information Technology — 4.7%
569,067	Asmodee Group AB (Sweden), 144a, 5.750%, 12/15/29	702,337
Principal Amount		Market Value
	Corporate Bonds — 80.0% (Continued)
	Information Technology — 4.7% (Continued)
$ 1,655,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 144a, 8.000%, 6/15/29	$ 1,438,672
745,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	754,750
756,000	Cloud Software Group, Inc., 144a, 6.625%, 8/15/33	749,239
1,714,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	1,791,199
3,000,000	Cloud Software Group, Inc., 144a, 9.000%, 9/30/29	3,123,580
3,278,000	Elastic NV, 144a, 4.125%, 7/15/29	3,174,385
3,691,000	McAfee Corp., 144a, 7.375%, 2/15/30	3,218,838
5,454,000	ON Semiconductor Corp., 144a, 3.875%, 9/1/28	5,333,232
2,021,000	Open Text Holdings, Inc. (Canada), 144a, 4.125%, 2/15/30	1,931,715
2,659,000	Oracle Corp., 3.650%, 3/25/41	1,945,660
3,497,000	PTC, Inc., 144a, 4.000%, 2/15/28†	3,444,418
5,990,000	Science Applications International Corp., 144a, 5.875%, 11/1/33	6,072,301
302,000	Seagate Data Storage Technology Pte Ltd., 144a, 3.125%, 7/15/29	265,886
350,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	350,306
4,332,000	SS&C Technologies, Inc., 144a, 6.500%, 6/1/32	4,507,073
4,327,000	Synaptics, Inc., 144a, 4.000%, 6/15/29†	4,188,799
		42,992,390
	Materials — 4.5%
9,519,192	ASP Unifrax Holdings, Inc., PIK, 144a, 7.100%, 9/30/29(A)	1,047,111
4,191,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144a, 4.750%, 6/15/27	4,195,252
1,968,000	Celanese US Holdings LLC, 6.750%, 4/15/33†	1,957,696
2,314,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	2,250,389
4,571,000	Constellium SE, 144a, 3.750%, 4/15/29	4,413,752
1,434,000	Fortescue Treasury Pty Ltd. (Australia), 144a, 4.375%, 4/1/31	1,386,519
1,202,000	Fortescue Treasury Pty Ltd. (Australia), 144a, 4.500%, 9/15/27	1,199,056
3,424,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34	3,535,415
881,000	Novelis Corp., 144a, 4.750%, 1/30/30	851,046
2,829,000	Novelis Corp., 144a, 6.375%, 8/15/33	2,867,959
4,478,000	SCIH Salt Holdings, Inc., 144a, 4.875%, 5/1/28†	4,478,815
1,438,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29	1,444,183
1,774,000	Solstice Advanced Materials, Inc., 144a, 5.625%, 9/30/33	1,789,601
4,926,000	Tronox, Inc., 144a, 4.625%, 3/15/29†	3,448,478
3,279,000	WR Grace Holdings LLC, 144a, 5.625%, 8/15/29	3,121,105
1,386,000	WR Grace Holdings LLC, 144a, 4.875%, 6/15/27	1,382,039
1,509,000	WR Grace Holdings LLC, 144a, 6.625%, 8/15/32	1,528,269
		40,896,685
	Real Estate — 4.2%
2,190,000	Blackstone Mortgage Trust, Inc. REIT, 144a, 7.750%, 12/1/29	2,336,507
5,137,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	5,076,670
27,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	26,868
80,000	HAT Holdings I LLC / HAT Holdings II LLC, 144a, 8.000%, 6/15/27	83,051
509,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.375%, 6/15/26	505,770
700,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	667,447
4,756,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	4,692,023
1,505,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,486,797
2,156,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	2,141,655

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 80.0% (Continued)
	Real Estate — 4.2% (Continued)
$ 1,495,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.000%, 10/15/27†	$ 1,443,270
1,738,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 144a, 8.500%, 2/15/32	1,856,068
238,000	Neinor Homes SA (Spain), 144a, 5.875%, 2/15/30	290,306
5,726,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	5,694,879
793,000	RLJ Lodging Trust LP REIT, 144a, 4.000%, 9/15/29	751,758
5,885,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC REIT, 144a, 6.500%, 2/15/29	5,651,464
1,869,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC REIT, 144a, 8.625%, 6/15/32	1,841,042
1,810,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	1,798,337
1,801,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	1,748,412
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	45,941
		38,138,265
	Utilities — 3.3%
2,926,000	Alpha Generation LLC, 144a, 6.750%, 10/15/32	3,024,068
1,076,000	Calpine Corp., 144a, 4.625%, 2/1/29	1,073,301
4,200,000	Calpine Corp., 144a, 4.500%, 2/15/28	4,202,742
4,871,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31	4,551,865
15,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	14,026
645,000	NRG Energy, Inc., 144a, 7.000%, 3/15/33	713,880
3,844,000	NRG Energy, Inc., 144a, 6.250%, 11/1/34	3,947,407
4,203,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	4,145,183
3,950,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	3,959,088
1,350,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,350,586
466,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29	463,047
2,608,000	VoltaGrid LLC, 144a, 7.375%, 11/1/30	2,584,276
		30,029,469
	Total Corporate Bonds	$730,173,717
	Bank Loans — 8.7%(B)
	Information Technology — 1.7%
1,732,433	AthenaHealth Group Inc., Initial Term Loan, (1M SOFR + 2.750%), 6.913%, 2/15/29	1,734,235
1,126,418	Avaya Inc., Exit Term Loan, 7.000%, 8/01/28(C)	1,007,344
2,104,126	Cloud Software Group Inc., Tenth Amendment Tranche B-2 Term Loan, (3M SOFR + 3.250%), 7.252%, 3/21/31	2,105,768
4,855,000	Dayforce Inc., Term Loan B, 3.000%, 8/20/32(C)	4,837,668
2,153,284	Polaris Newco LLC, First Lien Dollar Term Loan, (3M SOFR + 4.262%), 8.570%, 6/02/28	2,073,354
3,738,762	VeriFone Systems Inc, 2025-1 Refinancing Term Loan, (3M SOFR + 5.512%), 9.820%, 8/18/28	3,533,130
		15,291,499
	Consumer Discretionary — 1.4%
2,819,732	AI Aqua Merger Sub Inc. FKA Osmosis Buyer Limited, 2025 Refinancing Term B, (1M SOFR + 3.000%), 7.280%, 7/31/28	2,824,892
1,200,000	Armorica Lux Sarl, Facility B Loan, (3M EURIBOR + 4.925%), 6.951%, 7/28/28	1,342,548
1,003,113	Financiere Labeyrie Fine Foods, Facility B, (3M EURIBOR + 5.000%), 7.000%, 7/30/29	1,089,642
617,707	Froneri International Limited, Facility B4, (6M SOFR + 2.000%), 6.197%, 9/30/31	617,015
785,381	PG Polaris Bidco S.À R.L (Ursa Minor), Second Amendment Refinancing Term Loan, (1M SOFR + 2.250%), 6.091%, 3/26/31	786,975
Principal Amount		Market Value
	Bank Loans — 8.7%(B) (Continued)
	Consumer Discretionary — (Continued)
$ 1,700,850	Pye Barker Fire & Safety LLC, Closing Date Term Loan, (3M SOFR + 2.500%), 6.206%, 12/16/32	$ 1,710,766
254,150	Pye Barker Fire & Safety LLC, Initial Delayed Draw Term Loan, 2.500%, 12/16/32(C)	255,632
3,741,200	Turquoise Topco LTD, Term Loan B, 3.250%, 12/30/32(C)	3,689,759
		12,317,229
	Communication Services — 1.1%
5,665,753	NEP Group Inc., 2025 Dollar Term Loan, (1M SOFR + 4.500%), 8.537%, 10/17/31(C)	5,171,756
4,104,192	Telenet Financing USD LLC, Term Loan AR Facility, (1M SOFR + 2.114%), 6.265%, 4/30/28(C)	4,101,113
480,000	Virgin Media Bristol LLC, Facility Q Advance, (1M SOFR + 3.364%), 7.515%, 1/31/29	480,600
		9,753,469
	Materials — 1.0%
5,714,984	Aruba Investments Holdings LLC, First Lien Initial Dollar Term Loan, (1M SOFR + 4.100%), 8.263%, 11/24/27(C)	5,207,779
2,936,936	Flexsys Cayman Holdings, LP, First Out Term Loan, (3M SOFR + 6.250%), 10.449%, 8/01/29(C)	1,776,846
5,511,082	Flexsys Cayman Holdings, LP, Second Out Refinancing Term Loan, (3M SOFR + 5.512%), 9.710%, 8/01/29	303,109
2,201,923	SCIH Salt Holdings Inc., Term B-1 Loans, (1M SOFR + 2.750%), 6.522%, 1/31/29	2,205,138
		9,492,872
	Energy — 0.8%
4,189,124	Freeport LNG Investments, LLP, Tla Term Loan, (3M SOFR + 3.262%), 7.587%, 11/16/26	4,190,883
3,070,779	Pasadena Performance Products LLC, 2025-1 Repricing Term Loan, (3M SOFR + 3.250%), 7.252%, 2/27/32	3,066,940
913,784	PES Holdings LLC, Tranche C Loan, 6.990%, 12/31/26(C)	4,569
286,889	Prairie ECI Acquiror LP, Term Loan B-4, (1M SOFR + 3.750%), 7.913%, 8/01/29	288,264
		7,550,656
	Industrials — 0.8%
7,420,754	LABL Inc., Initial Dollar Term Loan, (1M SOFR + 5.100%), 9.263%, 10/29/28	4,673,739
6,911,110	Pretium PKG Holdings Inc., Initial Third Amendment Tranche A-1 Term Loan (First Lien), (3M SOFR + 4.600%), 0.702%, 10/02/28	2,720,006
		7,393,745
	Financials — 0.7%
2,490,466	CHPPR Midco Inc. (f/k/a Air Methods Corporation), Amendment No. 1 Term Loan, (3M SOFR + 8.750%), 12.750%, 12/31/29	2,487,352
4,399,419	OID-OL Intermediate I LLC (AKA Quest Software US Holdings Inc), Initial 2nd out Term Loan, (3M SOFR + 4.400%), 8.708%, 2/01/29	3,653,366
668,030	OID-OL Intermediate I LLC, Initial First Out Term Loan, (3M SOFR + 6.000%), 10.308%, 2/01/29	684,450
		6,825,168
	Health Care — 0.7%
4,911,735	Gainwell Acquisition Corp, Term B Loan, (3M SOFR + 4.100%), 8.101%, 10/01/27(C)	4,817,185
642,474	Maravai Intermediate Holdings LLC, Term Loan B, (3M SOFR + 3.000%), 7.325%, 10/19/27	631,231
1,138,261	Medline Borrower LP, 2030 Refinancing Term Loan, (1M SOFR + 2.000%), 6.163%, 10/23/30	1,141,938
		6,590,354

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 8.7%(B) (Continued)
	Utilities — 0.5%
$ 2,628,597	Spirit Airlines, LLC, New Money Term Loan, (1M SOFR + 8.000%), 12.048%, 1/02/40(C)	$ 2,585,882
649,589	Spirit Airlines, LLC, Second New Money Term Loan, (1M SOFR + 8.000%), 11.992%, 7/14/26	548,903
1,282,959	Spirit Airlines, LLC, Third DIP New Money TL, 2.000%, 7/14/26(C)	1,262,111
		4,396,896
	Total Bank Loans	$79,611,888
	Asset-Backed Securities — 4.2%
250,000	Aimco CLO 14 Ltd. (Cayman Islands), Ser 2021-14A, Class E1R, 144a, (TSFR3M + 4.800%), 8.717%, 10/20/38(D)	250,022
603,924	Aimco CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 13.580%, 7/17/37(E)	373,748
470,000	AIMCO CLO 23 Ltd. (Cayman Islands), Ser 2025-23A, Class SUB, 144a, 9.972%, 4/20/38(E)	397,966
250,000	AIMCO CLO 28 Ltd. (Cayman Islands), Ser 2025-28A, Class E, 144a, (TSFR3M + 4.600%), 8.347%, 1/16/39(D)	249,989
500,000	AIMCO CLO 28 Ltd. (Cayman Islands), Ser 2025-28A, Class SUB, 144a, 1/16/39(E)	457,669
250,000	Anchorage Capital CLO 19 Ltd. (Cayman Islands), Ser 2021-19A, Class SUB, 144a, 10/15/38(E)	164,352
250,000	Anchorage Capital CLO 33 Ltd. (Cayman Islands), Ser 2025-33A, Class E, 144a, (TSFR3M + 6.100%), 10.373%, 10/20/38(D)	252,896
250,000	Anchorage Capital CLO 34 Ltd. (Cayman Islands), Ser 2025-34A, Class E, 144a, (TSFR3M + 5.900%), 9.573%, 1/15/39(D)	249,482
1,060,000	Anchorage Credit Funding 18 Ltd. (Cayman Islands), Ser 2025-18A, Class SUB, 144a, 10/22/40(E)	998,798
1,150,000	Anchorage Credit Funding 19 Ltd. (Cayman Islands), Ser 2025-19A, Class SUB, 144a, 10/25/40(E)	1,066,244
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 11.668%, 1/23/31(E)	118,793
520,638	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2017-2A, Class SUB, 144a, 10.751%, 7/25/37(E)	211,652
620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 12.643%, 7/16/34(E)	140,206
2,267,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2022-1A, Class SUB, 144a, 7.947%, 10/18/38(E)	694,684
250,000	Barings CLO Ltd. (Cayman Islands), Ser 2023-1A, Class ER, 144a, (TSFR3M + 6.700%), 10.584%, 4/20/38(D)	253,012
250,000	Bayard Park CLO Ltd. (Cayman Islands), Ser 2025-1A, Class M, 144a, 7/24/38(E)	2,568
250,000	Bayard Park CLO Ltd. (Cayman Islands), Ser 2025-1A, Class SUB, 144a, 7/24/38(E)	171,104
250,000	Benefit Street Partners CLO XXI Ltd. (Cayman Islands), Ser 2020-21A, Class ER2, 144a, (TSFR3M + 4.950%), 8.873%, 1/15/39(D)	250,253
250,000	Benefit Street Partners CLO XXXII Ltd. (Jersey), Ser 2023-32A, Class SUB, 144a, 10/25/36(E)	207,001
490,000	Benefit Street Partners CLO XXXVII Ltd. (Cayman Islands), Ser 2024-37A, Class SUB, 144a, 12.531%, 1/25/38(E)	429,385
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-4A, Class SUB, 144a, 12.939%, 4/20/34(E)	549,509
750,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-5A, Class SUB, 144a, 8.621%, 3/31/38(E)	363,652
267,913	Carlyle US CLO Ltd. (Cayman Islands), Ser 2022-6A, Class SUB, 144a, 10/25/38(E)	217,893
Principal Amount		Market Value
	Asset-Backed Securities — 4.2% (Continued)
$ 460,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2023-1A, Class SUB, 144a, 1.655%, 7/20/37(E)	$ 335,181
250,000	Carlyle US CLO Ltd. (), Ser 2025-5A, Class E, 144a, (TSFR3M + 4.950%), 8.600%, 1/15/39(D)	250,956
420,000	Carlyle US CLO Ltd. (), Ser 2025-5A, Class SUB, 144a, 1/15/39(E)	368,066
250,000	Cedar Funding XIV CLO Ltd. (Cayman Islands), Ser 2021-14A, Class SUB, 144a, 10.060%, 7/15/33(E)	94,783
2,754,292	CIFC Funding Ltd. (Cayman Islands), Ser 2015-4A, Class SUB, 144a, 6.946%, 1/20/39(E)	652,062
500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2018-5A, Class SUB, 144a, 2.441%, 7/15/38(E)	203,540
772,725	CIFC Funding Ltd. (Cayman Islands), Ser 2020-3A, Class SUB, 144a, 11.991%, 10/20/34(E)	487,531
250,000	CIFC Funding Ltd. (Cayman Islands), Ser 2021-3A, Class ER, 144a, (TSFR3M + 4.850%), 8.755%, 10/15/38(D)	248,131
350,000	CIFC Funding Ltd. (Cayman Islands), Ser 2021-5A, Class ER, 144a, (TSFR3M + 5.100%), 9.005%, 1/15/38(D)	351,306
1,093,949	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class ER, 144a, (TSFR3M + 4.900%), 8.760%, 1/23/35(D)	1,085,584
250,000	CIFC Funding Ltd. (Cayman Islands), Ser 2023-1A, Class ER, 144a, (TSFR3M + 4.700%), 8.605%, 10/15/38(D)	248,796
391,000	CIFC Funding Ltd. (Cayman Islands), Ser 2025-3A, Class SUB, 144a, 6.561%, 7/21/38(E)	323,424
460,000	CIFC Funding Ltd. (Cayman Islands), Ser 2025-4A, Class SUB, 144a, 10/24/38(E)	392,455
500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2025-7A, Class SUB, 144a, 1/22/39(E)	448,495
250,000	CIFC Funding Ltd. (Cayman Islands), Ser 2025-8A, Class E, 144a, (TSFR3M + 4.750%), 8.421%, 1/24/39(D)	250,067
632,000	Clermont Park CLO Ltd. (Cayman Islands), Ser 2025-1A, Class M, 144a, 0.551%, 4/24/38(E)	14,056
632,000	Clermont Park CLO Ltd. (Cayman Islands), Ser 2025-1A, Class SUB, 144a, 9.600%, 4/24/38(E)	453,375
650,000	Dryden 98 CLO Ltd. (Cayman Islands), Ser 2022-98X, Class SUB, 13.136%, 4/20/35(E)	227,362
1,945,000	Elmwood CLO 24 Ltd. (Cayman Islands), Ser 2023-3A, Class SUB, 144a, 10.871%, 12/11/33(E)	1,008,582
250,000	Elmwood CLO 42 Ltd. (Cayman Islands), Ser 2025-5A, Class E, 144a, (TSFR3M + 6.500%), 10.784%, 3/31/38(D)	258,305
760,000	Elmwood CLO 44 Ltd. (Cayman Islands), Ser 2025-7A, Class SUB, 144a, 10/20/38(E)	633,023
250,000	Elmwood CLO 46 Ltd. (Cayman Islands), Ser 2025-9A, Class E, 144a, (TSFR3M + 5.000%), 8.683%, 1/17/39(D)	251,126
588,235	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 8.922%, 1/20/34(E)	162,153
750,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class SUB, 144a, 10.829%, 10/22/34(E)	219,013
75,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class Y, 144a, 9.576%, 10/22/34(E)	16,937
250,000	Invesco US CLO Ltd. (Jersey), Ser 2023-2A, Class ER, 144a, (TSFR3M + 7.880%), 11.750%, 4/21/38(D)	258,477
900,000	KKR CLO 53 Ltd. (Cayman Islands), Ser 2024-53A, Class SUB, 144a, 17.299%, 1/15/38(E)	648,382
250,000	KKR CLO 59 Ltd. (Cayman Islands), Ser 2025-59A, Class E, 144a, (TSFR3M + 5.350%), 9.028%, 1/15/39(D)	250,070

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 4.2% (Continued)
$ 250,000	Lighthouse Park CLO Ltd. (), Ser 2025-1A, Class E, 144a, (TSFR3M + 4.650%), 8.571%, 10/24/37(D)	$ 249,881
625,000	Madison Park Funding LIII Ltd. (Cayman Islands), Ser 2022-53A, Class SUB, 144a, 16.429%, 4/21/35(E)	224,284
227,540	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59A, Class SUB, 144a, 14.573%, 4/18/37(E)	103,395
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 14.573%, 4/18/37(E)	454,405
250,000	Madison Park Funding LXIII Ltd. (Cayman Islands), Ser 2023-63A, Class SUB, 144a, 7/21/38(E)	152,148
420,000	Madison Park Funding LXXII Ltd. (Cayman Islands), Ser 2025-72A, Class SUB, 144a, 7/23/38(E)	403,445
250,000	Madison Park Funding LXXV Ltd. (Cayman Islands), Ser 2025-75A, Class E, 144a, (TSFR3M + 5.100%), 8.762%, 1/17/39(D)	250,103
640,000	Madison Park Funding LXXV Ltd. (Cayman Islands), Ser 2025-75A, Class SUB, 144a, 1/17/39(E)	636,980
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(E)	2,376
2,383,335	Madison Park Funding XVII Ltd. (Cayman Islands), Ser 2015-17A, Class SUB, 144a, 0.910%, 7/21/45(E)	256,966
250,000	Madison Park Funding XVII Ltd. (Cayman Islands), Ser 2015-17X, Class SUB, 0.912%, 7/21/30(E)	26,955
2,174,329	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 8.972%, 1/15/33(E)	869,084
678,700	Madison Park Funding XXX Ltd. (Cayman Islands), Ser 2018-30A, Class SUB, 144a, 4.304%, 7/16/27(E)	276,004
500,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 9.099%, 7/23/37(E)	196,733
688,936	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 13.548%, 4/15/37(E)	280,870
686,239	Madison Park Funding XXXVIII Ltd. (Cayman Islands), Ser 2021-38A, Class SUB, 144a, 10.750%, 10/17/38(E)	348,537
250,000	Magnetite LI Ltd. (Cayman Islands), Ser 2025-51A, Class E, 144a, (TSFR3M + 4.600%), 8.492%, 10/25/38(D)	249,998
610,000	Magnetite LI Ltd. (Cayman Islands), Ser 2025-51A, Class SUB, 144a, 10/25/38(E)	556,080
250,000	Magnetite Xlii Ltd., Ser 2024-42A, Class SUB, 144a, 1/25/38(E)	174,754
250,000	Magnetite XLIII Ltd. (Cayman Islands), Ser 2025-43A, Class E, 144a, (TSFR3M + 6.500%), 10.633%, 7/15/38(D)	256,319
530,000	Magnetite XLVIII Ltd. (Cayman Islands), Ser 2025-48A, Class SUB, 144a, 10/15/38(E)	470,580
1,000,000	Magnetite XXIII Ltd. (Cayman Islands), Ser 2019-23A, Class ER, 144a, (TSFR3M + 6.562%), 10.420%, 1/25/35(D)	1,002,706
250,000	Magnetite XXVII Ltd. (Cayman Islands), Ser 2020-27A, Class ERR, 144a, (TSFR3M + 4.750%), 8.684%, 10/20/38(D)	250,954
250,000	Magnetite XXVIII Ltd. (Cayman Islands), Ser 2020-28A, Class SUB, 144a, 3.416%, 1/20/35(E)	177,580
250,000	Magnetite XXXVII Ltd. (Cayman Islands), Ser 2023-37A, Class ER, 144a, (TSFR3M + 4.700%), 8.597%, 10/25/38(D)	250,746
610,000	OCP CLO Ltd. (Cayman Islands), Ser 2015-10A, Class SUB, 144a, 1/26/38(E)	232,312
250,000	OCP CLO Ltd. (Cayman Islands), Ser 2016-11A, Class ER3, 144a, (TSFR3M + 5.250%), 9.108%, 7/26/38(D)	251,093
Principal Amount		Market Value
	Asset-Backed Securities — 4.2% (Continued)
$ 534,000	OCP CLO Ltd. (Cayman Islands), Ser 2018-15A, Class SUB, 144a, 1.983%, 7/20/31(E)	$ 199,993
250,000	OCP CLO Ltd. (Cayman Islands), Ser 2022-24A, Class SUB, 144a, 10/20/37(E)	126,959
450,000	OCP CLO Ltd. (Cayman Islands), Ser 2025-48A, Class SUB, 144a, 12/15/38(E)	389,448
250,000	Octagon 61 Ltd. (Cayman Islands), Ser 2023-2A, Class ER, 144a, (TSFR3M + 7.890%), 11.774%, 4/20/38(D)	255,335
1,166,666	Octagon 63 Ltd. (Cayman Islands), Ser 2024-2A, Class E, 144a, (TSFR3M + 6.500%), 10.384%, 7/20/37(D)	1,178,433
250,000	OHA Credit Funding 16-R Ltd. (Cayman Islands), Ser 2023-16RA, Class E, 144a, (TSFR3M + 4.600%), 8.484%, 10/20/38(D)	250,457
730,000	OHA Credit Partners XII Ltd. (Cayman Islands), Ser 2015-12A, Class SUB, 144a, 11.700%, 4/23/37(E)	349,220
389,058	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 13.751%, 7/20/37(E)	212,481
2,228,382	Pixley Park CLO Ltd. (Cayman Islands), Ser 2024-1A, Class M, 144a, 0.310%, 1/15/37(E)	91,199
2,228,382	Pixley Park CLO Ltd. (Cayman Islands), Ser 2024-1A, Class SUB, 144a, 4.443%, 1/15/37(E)	1,434,138
250,000	RR 18 Ltd. (Cayman Islands), Ser 2021-18A, Class DR, 144a, (TSFR3M + 4.900%), 8.805%, 7/15/40(D)	250,746
3,999,999	RR 26 Ltd. (Cayman Islands), Ser 2023-26A, Class SUB, 144a, 10.601%, 4/15/2123(E)	2,787,327
490,000	RR 29 Ltd. (Cayman Islands), Ser 2024-29RA, Class SUB, 144a, 2.804%, 7/15/39(E)	278,992
350,000	RR 31 Ltd. (Cayman Islands), Ser 2024-31A, Class SUB, 144a, 3.230%, 10/15/39(E)	274,475
250,000	RR 42 Ltd. (Cayman Islands), Ser 2025-42A, Class DR, 144a, (TSFR3M + 5.100%), 9.024%, 10/15/40(D)	250,226
250,000	Sixth Street CLO 29 Ltd. (Cayman Islands), Ser 2025-29A, Class SUB, 144a, 7/17/38(E)	215,648
250,000	Sixth Street CLO 31 Ltd. (Cayman Islands), Ser 2025-31A, Class E, 144a, (TSFR3M + 4.700%), 8.374%, 1/17/39(D)	250,096
590,000	Sixth Street CLO 31 Ltd. (Cayman Islands), Ser 2025-31A, Class SUB, 144a, 1/17/2126(E)	492,561
250,000	Sixth Street CLO XVI Ltd. (Cayman Islands), Ser 2020-16A, Class SUB, 144a, 10/20/32(E)	142,913
920,000	Storm King Park CLO Ltd. (Jersey), Ser 2022-1A, Class M, 144a, 10/15/37(E)	17,968
920,000	Storm King Park CLO Ltd. (Jersey), Ser 2022-1A, Class SUB, 144a, 12.952%, 10/15/37(E)	580,728
250,000	Trimaran CAVU Ltd. (Cayman Islands), Ser 2025-2A, Class E, 144a, (TSFR3M + 5.750%), 10.004%, 3/18/38(D)	251,859
261,000	Voya CLO Ltd., Ser 2022-3A, Class ER2, 144a, (TSFR3M + 4.750%), 8.634%, 10/20/36(D)	260,202
250,000	Voya CLO Ltd. (Cayman Islands), Ser 2024-2A, Class E, 144a, (TSFR3M + 6.050%), 9.934%, 7/20/37(D)	251,817
140,479	Voya CLO Ltd. (Cayman Islands), Ser 2025-2A, Class E, 144a, (TSFR3M + 6.250%), 10.155%, 7/15/38(D)	142,675
481,000	Voya CLO Ltd. (Cayman Islands), Ser 2025-2A, Class SUB, 144a, 3.250%, 7/15/38(E)	408,330
	Total Asset-Backed Securities	$38,161,630

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 1.8%
	Utilities — 0.8%
480,457	Enviva, Inc./Private Equity*	$ 7,110,763
	Financials — 0.6%
431	AIMCO CLO 30, Ltd. / CLO Warehouse(F)*	43,125
783	Magnetite LV, Ltd./ CLO Warehouse(F)*	78,333
649,012	Yeoman Capital NPV*	5,402,341
		5,523,799
	Information Technology — 0.3%
170,760	Avaya Holdings Corp.*	2,419,157
17,015	Avaya Holdings Corp., 1145 shares*	241,051
3,915	Avaya Holdings Corp., 144A shares*	55,464
2,011	Avaya Holdings Corp., A shares*	28,490
4,968	Avaya Holdings Corp., Reg S shares*	70,382
		2,814,544
	Health Care — 0.1%
7,366	CHPPR Holdings, Inc.*	957,580
	Energy — 0.0%
14,309	AFG Holdings, Inc.(F)*	143
187,384	Tribune Resources, Inc.(F)*	46,846
		46,989
	Industrials — 0.0%
165,897	Spirit Aviation Holdings, Inc.*	41,640
	Total Common Stocks	$16,495,315
	Investment Funds — 0.3%
188,884	Eagle Point Credit Co., Inc.±	1,087,972
150,000	Oxford Lane Capital Corp.±	2,196,000
	Total Investment Funds	$3,283,972
	Warrants — 0.3%
	Health Care — 0.3%
11,678	CHPPR Holdings, Inc. 4(A)(2)DOT Warrant*	1,518,140
6,582	CHPPR Holdings, Inc. 1145 DOT Warrant*	855,660
9,949	CHPPR Holdings, Inc., Class B, Exp 6/28/29*	79,592
4,713	CHPPR Holdings, Inc., Class A, Exp 6/28/29*	18,852
		2,472,244
	Industrials — 0.0%
19,989	Spirit Airlines LLC*	1,099
	Total Warrants	$2,473,343
	Short-Term Investment Funds — 5.6%
38,839,100	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	38,839,100
12,204,312	Invesco Government & Agency Portfolio, Institutional Class, 3.68%∞Ω**	12,204,312
	Total Short-Term Investment Funds	$51,043,412
	Total Investment Securities—100.9% (Cost $924,859,902)	$921,243,277
	Liabilities in Excess of Other Assets — (0.9%)	(8,520,084)
	Net Assets — 100.0%	$912,723,193
(A)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(B)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of December 31, 2025.
(C)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(D)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2025.
(E)	CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. Rate shown is the current yield as of December 31, 2025 and is based on income received over the trailing twelve months. The estimated yield may ultimately not be realized. If a position has no income over the trailing twelvemonths, a yield cannot be estimated.
(F)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
±	Closed-end Fund.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2025 was $11,722,185.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
ICE – Intercontinental Exchange, Inc.
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $684,152,950 or 75.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$730,173,717	$—	$730,173,717
Bank Loans	—	79,611,888	—	79,611,888
Asset-Backed Securities	—	38,161,630	—	38,161,630
Common Stocks	41,640	16,285,228	168,447	16,495,315
Investment Funds	3,283,972	—	—	3,283,972
Warrants	—	2,473,343	—	2,473,343
Short-Term Investment Funds	51,043,412	—	—	51,043,412
Other Financial Instruments
Swap Agreements
Credit contracts	—	174,294	—	174,294
Total Assets	$54,369,024	$866,880,100	$168,447	$921,417,571
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(21,892)	$—	$(21,892)
Foreign currency exchange contracts	—	(31,002)	—	(31,002)
Total Liabilities	$—	$(52,894)	$—	$(52,894)
Total	$54,369,024	$866,827,206	$168,447	$921,364,677
Centrally Cleared Credit  Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Payment Frequency	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation
Buy Protection:
Wells Fargo	12/20/28	$569,250	5.000%	Quarterly	ICE	Markit CDX North America High Yield Series 41 5Y Index	$(42,238)	$(20,346)	$(21,892)
Sell Protection:
Wells Fargo	12/20/28	$2,000,000	5.000%	Quarterly	ICE	Community Development Society USD Series D14 3Y Index	$(23,215)	$(197,509)	$174,294
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Depreciation
Wells Fargo	3/16/2026	USD	20,484,069	EUR	17,378,565	$(11,824)
Wells Fargo	3/16/2026	USD	2,022,815	GBP	1,515,189	(19,178)
						$(31,002)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dividend Equity Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.8%
	Information Technology — 21.8%
67,702	Accenture PLC - Class A	$ 18,164,447
105,385	Analog Devices, Inc.	28,580,412
185,871	Apple, Inc.	50,530,890
184,076	Broadcom, Inc.	63,708,704
472,516	Cisco Systems, Inc.	36,397,908
114,804	International Business Machines Corp.	34,006,093
22,351	KLA Corp.	27,158,253
245,279	Microchip Technology, Inc.	15,629,178
71,365	Micron Technology, Inc.	20,368,285
199,215	Microsoft Corp.	96,344,358
141,832	Oracle Corp.	27,644,475
106,625	Qnity Electronics, Inc.	8,705,890
173,669	QUALCOMM, Inc.	29,706,082
100,419	Salesforce, Inc.	26,601,997
183,352	Texas Instruments, Inc.	31,809,738
		515,356,710
	Financials — 16.9%
82,246	Arthur J Gallagher & Co.	21,284,442
748,371	Bank of America Corp.	41,160,405
28,830	Blackrock, Inc.	30,857,902
306,653	Charles Schwab Corp. (The)	30,637,701
260,085	Citigroup, Inc.	30,349,319
31,935	Goldman Sachs Group, Inc. (The)	28,070,865
91,923	JPMorgan Chase & Co.	29,619,429
138,873	Morgan Stanley	24,654,124
180,808	Principal Financial Group, Inc.	15,949,074
159,293	T Rowe Price Group, Inc.	16,308,417
531,357	Truist Financial Corp.	26,148,078
551,816	US Bancorp	29,444,902
96,989	Visa, Inc. - Class A	34,015,012
423,457	Wells Fargo & Co.	39,466,193
		397,965,863
	Health Care — 12.6%
89,418	AbbVie, Inc.	20,431,119
40,227	Amgen, Inc.	13,166,699
130,742	Becton Dickinson & Co.	25,373,100
450,120	Bristol-Myers Squibb Co.	24,279,473
320,466	CVS Health Corp.	25,432,182
19,353	Eli Lilly & Co.	20,798,282
265,117	Johnson & Johnson	54,865,963
390,917	Medtronic PLC	37,551,487
285,877	Merck & Co., Inc.	30,091,413
900,866	Pfizer, Inc.	22,431,564
69,658	UnitedHealth Group, Inc.	22,994,802
		297,416,084
	Industrials — 10.2%
160,520	3M Co.	25,699,252
71,594	Automatic Data Processing, Inc.	18,416,125
51,800	Caterpillar, Inc.	29,674,666
48,697	Deere & Co.	22,671,862
51,448	Lockheed Martin Corp.	24,883,854
149,728	Paychex, Inc.	16,796,487
160,280	RTX Corp.	29,395,352
563,860	Southwest Airlines Co.	23,304,334
363,808	Stanley Black & Decker, Inc.	27,023,658
95,500	Union Pacific Corp.	22,091,060
		239,956,650
	Communication Services — 8.9%
143,350	Alphabet, Inc. - Class C	44,983,230
Shares		Market Value
	Common Stocks — 99.8% (Continued)
	Communication Services — 8.9% (Continued)
1,047,865	AT&T, Inc.	$ 26,028,967
788,916	Comcast Corp. - Class A	23,580,699
200,199	Fox Corp. - Class A	14,628,541
48,085	Meta Platforms, Inc. - Class A	31,740,428
193,492	Omnicom Group, Inc.	15,624,479
659,576	Verizon Communications, Inc.	26,864,530
243,973	Walt Disney Co. (The)	27,756,808
		211,207,682
	Consumer Discretionary — 7.0%
3,529	Booking Holdings, Inc.	18,898,960
103,598	Home Depot, Inc. (The)	35,648,072
358,188	Las Vegas Sands Corp.	23,314,457
90,021	McDonald's Corp.	27,513,118
219,319	NIKE, Inc. - Class B	13,972,813
267,703	Starbucks Corp.	22,543,270
148,722	Yum! Brands, Inc.	22,498,664
		164,389,354
	Consumer Staples — 6.9%
112,634	Constellation Brands, Inc. - Class A	15,538,987
146,835	Dollar General Corp.	19,495,283
177,371	PepsiCo, Inc.	25,456,286
206,055	Philip Morris International, Inc.	33,051,222
223,273	Procter & Gamble Co. (The)	31,997,253
308,829	Sysco Corp.	22,757,609
161,101	Target Corp.	15,747,623
		164,044,263
	Energy — 5.2%
208,123	Chevron Corp.	31,720,026
324,364	Exxon Mobil Corp.	39,033,964
883,172	Kinder Morgan, Inc.	24,278,398
111,240	Phillips 66	14,354,410
85,995	Valero Energy Corp.	13,999,126
		123,385,924
	Utilities — 4.2%
205,584	Duke Energy Corp.	24,096,501
252,809	Entergy Corp.	23,367,136
331,163	NextEra Energy, Inc.	26,585,765
274,300	Southern Co. (The)	23,918,960
		97,968,362
	Materials — 3.3%
64,120	Air Products & Chemicals, Inc.	15,838,923
279,162	International Flavors & Fragrances, Inc.	18,812,727
50,198	Linde PLC	21,403,925
69,413	Sherwin-Williams Co. (The)	22,491,894
		78,547,469
	Real Estate — 2.8%
236,685	Alexandria Real Estate Equities, Inc. REIT	11,583,364
154,044	American Tower Corp. REIT	27,045,505
65,287	AvalonBay Communities, Inc. REIT	11,837,186
82,108	Simon Property Group, Inc. REIT	15,199,012
		65,665,067
	Total Common Stocks	$2,355,903,428

Touchstone Dividend Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 0.2%
4,233,568	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	$ 4,233,568
	Total Investment Securities—100.0% (Cost $1,894,416,351)	$2,360,136,996
	Other Assets in Excess of Liabilities — 0.0%	169,288
	Net Assets — 100.0%	$2,360,306,284
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,355,903,428	$—	$—	$2,355,903,428
Short-Term Investment Fund	4,233,568	—	—	4,233,568
Total	$2,360,136,996	$—	$—	$2,360,136,996
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone High Yield Fund – December 31, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 96.9%
	Consumer Discretionary — 16.5%
$ 803,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	$ 812,952
1,087,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	1,065,076
1,557,000	Carnival Corp., 144a, 5.875%, 6/15/31	1,608,230
1,239,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,192,251
521,000	Champ Acquisition Corp., 144a, 8.375%, 12/1/31	562,817
1,013,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	1,033,264
1,357,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	1,285,348
1,042,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	1,091,470
365,000	LGI Homes, Inc., 144a, 7.000%, 11/15/32	348,893
691,000	LGI Homes, Inc., 144a, 8.750%, 12/15/28	720,906
387,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	372,045
1,350,000	Michaels Cos., Inc. (The), 144a, 7.875%, 5/1/29	1,246,310
988,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	1,031,886
1,151,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	1,145,756
612,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	580,178
656,000	Upbound Group, Inc., 144a, 6.375%, 2/15/29	647,751
1,212,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	1,285,978
301,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32†	264,224
751,000	Warnermedia Holdings, Inc., 5.050%, 3/15/42	530,206
1,088,000	Wynn Macau Ltd. (Macao), 144a, 5.125%, 12/15/29	1,077,053
		17,902,594
	Energy — 13.9%
1,026,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,026,701
477,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	491,474
79,000	Civitas Resources, Inc., 144a, 8.625%, 11/1/30	82,798
1,692,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,673,927
1,030,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	1,102,132
1,500,000	Energy Transfer LP, (TSFR3M + 3.279%), 7.133%, 11/1/66(A)	1,501,249
242,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	252,239
445,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	467,711
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	409,405
201,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	195,305
243,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	227,656
401,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 8.375%, 11/1/33	409,498
1,027,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	1,055,859
357,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	371,042
1,031,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	1,042,568
524,000	SM Energy Co., 144a, 7.000%, 8/1/32	515,128
617,000	Sunoco LP, 144a, 4.500%, 10/1/29	601,194
536,000	Sunoco LP, 144a, 5.875%, 3/15/34	535,951
500,000	Tidewater, Inc., 144a, 9.125%, 7/15/30	536,643
993,000	Valaris Ltd., 144a, 8.375%, 4/30/30	1,033,090
1,074,000	Venture Global LNG, Inc., 144a, 8.125%, 6/1/28	1,087,858
526,000	Venture Global LNG, Inc., 144a, 9.000%(B)	415,398
		15,034,826
	Communication Services — 13.6%
108,000	Altice France Lux 3 / Altice Holdings 1 (Luxembourg), 144a, 10.000%, 1/15/33	99,001
395,831	Altice France SA (France), 144a, 6.500%, 4/15/32†	379,476
343,465	Altice France SA (France), 144a, 6.875%, 7/15/32	329,362
Principal Amount		Market Value
	Corporate Bonds — 96.9% (Continued)
	Communication Services — 13.6% (Continued)
$ 669,000	AMC Networks, Inc., 144a, 10.250%, 1/15/29	$ 701,597
584,000	Block Communications, Inc., 144a, 4.875%, 3/1/28†	545,571
1,010,000	Cable One, Inc., 1.125%, 3/15/28	821,938
1,605,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,475,164
484,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	490,653
315,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	321,454
360,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31†	217,899
256,000	CSC Holdings LLC, 144a, 11.250%, 5/15/28	203,552
1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	452,918
1,073,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	396,651
200,000	CSC Holdings LLC, 144a, 11.750%, 1/31/29	148,640
518,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	524,962
75,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 5.875%, 8/15/27	75,441
428,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	437,438
906,000	Gray Media, Inc., 144a, 5.375%, 11/15/31†	679,383
570,000	LCPR Senior Secured Financing DAC, 144a, 6.750%, 10/15/27	398,402
302,298	Level 3 Financing, Inc., 144a, 6.875%, 6/30/33	309,229
261,849	Level 3 Financing, Inc., 144a, 7.000%, 3/31/34	269,854
517,000	Midcontinent Communications, 144a, 8.000%, 8/15/32	529,417
230,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	240,219
923,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	900,181
258,000	Univision Communications, Inc., 144a, 8.000%, 8/15/28	267,191
770,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31	804,214
512,000	Versant Media Group, Inc., 144a, 7.250%, 1/30/31†	528,225
1,060,000	Zegona Finance PLC (United Kingdom), 144a, 8.625%, 7/15/29	1,124,323
1,116,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	1,059,933
		14,732,288
	Financials — 13.0%
1,260,000	Air Lease Corp., Ser B, 4.650%(B)	1,242,907
772,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	800,931
1,572,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 7.051%, 8/15/53(A)	1,572,327
1,028,000	Asurion LLC and Asurion Co-Issuer, Inc., 144a, 8.000%, 12/31/32	1,066,546
946,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	988,720
312,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	312,375
244,000	CrossCountry Intermediate HoldCo LLC, 144a, 6.500%, 10/1/30	248,869
742,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	796,421
320,000	Freedom Mortgage Holdings LLC, 144a, 6.875%, 5/1/31	320,278
848,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	886,228
922,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	947,987
624,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31	614,067
707,000	Navient Corp., 5.000%, 3/15/27	708,337
121,000	Navient Corp., 7.875%, 6/15/32	126,589
228,000	OneMain Finance Corp., 4.000%, 9/15/30†	213,724
182,000	OneMain Finance Corp., 6.625%, 5/15/29	188,480
394,000	OneMain Finance Corp., 7.500%, 5/15/31	414,551
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31†	415,713
198,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	210,682

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 96.9% (Continued)
	Financials — 13.0% (Continued)
$ 964,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	$ 997,289
529,000	Rocket Cos., Inc., 144a, 7.125%, 2/1/32	556,507
438,000	SBL Holdings, Inc., 144a, 9.508%(B)	446,760
		14,076,288
	Industrials — 11.3%
778,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	794,180
697,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.875%, 11/15/29	666,875
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	877,030
364,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	379,406
308,000	FTAI Aviation Investors LLC, 144a, 7.000%, 6/15/32	323,804
1,165,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	1,149,878
537,000	Madison IAQ LLC, 144a, 5.875%, 6/30/29	533,753
1,049,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	1,129,355
923,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	942,190
1,106,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	1,107,764
678,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	717,509
1,160,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.848%, 2/15/42(A)	1,045,352
1,110,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	1,110,264
1,000,000	TransDigm, Inc., 4.625%, 1/15/29	993,370
507,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	527,522
		12,298,252
	Consumer Staples — 7.9%
1,039,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	1,094,980
575,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.375%, 3/1/29	560,424
183,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	189,386
121,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.375%, 6/15/32	124,944
1,043,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	1,097,646
527,000	PetSmart LLC / PetSmart Finance Corp., 144a, 7.500%, 9/15/32	536,320
529,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	506,922
1,185,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	1,141,991
1,162,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	1,236,731
1,133,000	Velocity Vehicle Group LLC, 144a, 8.000%, 6/1/29	1,076,401
992,000	VT Topco, Inc., 144a, 8.500%, 8/15/30	1,035,969
		8,601,714
	Utilities — 6.4%
1,178,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	1,161,706
488,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	505,883
1,033,000	Edison International, 7.875%, 6/15/54	1,077,858
1,110,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 5.990%, 10/1/66(A)	971,092
529,000	PacifiCorp, 7.375%, 9/15/55	539,152
1,022,000	PPL Capital Funding, Inc., Ser A, (TSFR3M + 2.927%), 6.612%, 3/30/67(A)	998,764
594,000	Sempra, 4.125%, 4/1/52	581,822
1,283,000	South Jersey Industries, Inc., 5.020%, 4/15/31	1,112,547
		6,948,824
Principal Amount		Market Value
	Corporate Bonds — 96.9% (Continued)
	Health Care — 5.8%
$ 592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	$ 573,911
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	285,796
330,000	AdaptHealth LLC, 144a, 6.125%, 8/1/28	332,468
1,229,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	1,218,538
850,000	DaVita, Inc., 144a, 6.750%, 7/15/33	881,359
200,000	GENMAB A/S/GENMAB FINANCE LLC (Denmark), 144a, 6.250%, 12/15/32	204,919
278,000	GENMAB A/S/GENMAB FINANCE LLC (Denmark), 144a, 7.250%, 12/15/33	292,926
639,000	Global Medical Response, Inc., 144a, 7.375%, 10/1/32	664,160
640,000	National Mentor Holdings, Inc., 144a, 10.500%, 12/15/30	643,391
551,000	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144a, 4.125%, 4/30/28	536,914
295,000	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144a, 5.125%, 4/30/31	244,318
423,000	Tenet Healthcare Corp., 144a, 6.000%, 11/15/33	435,519
		6,314,219
	Information Technology — 3.8%
257,000	CACI International, Inc., 144a, 6.375%, 6/15/33	265,912
484,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	505,800
498,000	Cloud Software Group, Inc., 144a, 9.000%, 9/30/29	518,514
1,071,000	Consensus Cloud Solutions, Inc., 144a, 6.500%, 10/15/28	1,075,174
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	425,151
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	549,531
798,000	Science Applications International Corp., 144a, 5.875%, 11/1/33	808,964
		4,149,046
	Materials — 3.5%
998,000	Celanese US Holdings LLC, 6.879%, 7/15/32	1,040,646
739,000	Cerdia Finanz GmbH (Germany), 144a, 9.375%, 10/3/31	763,941
1,041,000	INEOS Finance PLC (Luxembourg), 144a, 6.750%, 5/15/28	921,403
1,175,000	Magnera Corp., 144a, 4.750%, 11/15/29†	1,085,987
		3,811,977
	Real Estate — 1.2%
91,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	89,900
984,000	Iron Mountain, Inc. REIT, 144a, 5.625%, 7/15/32	968,524
243,000	XHR LP REIT, 144a, 6.625%, 5/15/30	251,175
		1,309,599
	Total Corporate Bonds	$105,179,627
Shares
	Common Stocks — 0.1%
	Communication Services — 0.1%
451	Altice Luxembourg SA (Luxembourg)*	7,089
9,086	Altice Luxembourg SA (Luxembourg)*	160,018
	Total Common Stocks	$167,107

Touchstone High Yield Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 3.1%
1,557,352	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	$ 1,557,352
1,814,573	Invesco Government & Agency Portfolio, Institutional Class, 3.68%∞Ω**	1,814,573
	Total Short-Term Investment Funds	$3,371,925
	Total Investment Securities—100.1% (Cost $108,926,048)	$108,718,659
	Liabilities in Excess of Other Assets — (0.1%)	(152,502)
	Net Assets — 100.0%	$108,566,157
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2025 was $1,752,964.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
DAC – Designated Activity Company
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $84,902,944 or 78.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$105,179,627	$—	$105,179,627
Common Stocks	—	167,107	—	167,107
Short-Term Investment Funds	3,371,925	—	—	3,371,925
Total	$3,371,925	$105,346,734	$—	$108,718,659
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.0%
	Industrials — 25.8%
2,022,706	AerCap Holdings NV (Ireland)	$ 290,784,215
1,937,985	Allison Transmission Holdings, Inc.	189,728,731
1,270,810	Armstrong World Industries, Inc.	242,851,791
2,785,190	Copart, Inc.*	109,040,188
291,227	Lennox International, Inc.	141,414,007
534,800	Old Dominion Freight Line, Inc.	83,856,640
1,705,002	Otis Worldwide Corp.	148,931,925
577,160	UniFirst Corp.	111,334,164
		1,317,941,661
	Financials — 15.8%
3,981,869	Ally Financial, Inc.	180,338,847
831,321	Cincinnati Financial Corp.	135,771,346
2,218,622	Fidelity National Information Services, Inc.	147,449,618
900,158	M&T Bank Corp.	181,363,834
2,308,638	Moelis & Co. - Class A	158,695,776
		803,619,421
	Health Care — 13.8%
11,220,187	Avantor, Inc.*	128,583,343
2,260,982	Bruker Corp.	106,514,862
1,916,805	Cooper Cos., Inc. (The)*	157,101,338
683,060	STERIS PLC	173,169,371
360,063	Waters Corp.*	136,762,729
		702,131,643
	Consumer Discretionary — 11.1%
2,038,591	Churchill Downs, Inc.	231,950,884
407,719	Pool Corp.	93,265,721
2,721,651	Somnigroup International, Inc.	242,989,002
		568,205,607
	Materials — 10.6%
841,912	AptarGroup, Inc.	102,679,588
2,319,227	Ball Corp.	122,849,454
211,802	NewMarket Corp.	145,563,042
593,045	Vulcan Materials Co.	169,148,295
		540,240,379
	Consumer Staples — 9.6%
1,101,368	Brown-Forman Corp. - Class B	28,701,650
2,335,112	Dollar Tree, Inc.*	287,242,127
1,519,676	Lamb Weston Holdings, Inc.	63,659,228
1,127,844	Post Holdings, Inc.*	111,712,948
		491,315,953
Shares		Market Value
	Common Stocks — 98.0% (Continued)
	Information Technology — 8.1%
481,849	Amphenol Corp. - Class A	$ 65,117,074
2,075,656	Entegris, Inc.	174,874,018
847,207	Keysight Technologies, Inc.*	172,143,990
		412,135,082
	Real Estate — 3.2%
1,011,353	CBRE Group, Inc. - Class A*	162,615,449
	Total Common Stocks	$4,998,205,195
	Short-Term Investment Fund — 2.1%
107,204,310	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	107,204,310
	Total Investment Securities—100.1% (Cost $3,668,503,835)	$5,105,409,505
	Liabilities in Excess of Other Assets — (0.1%)	(3,525,352)
	Net Assets — 100.0%	$5,101,884,153
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,998,205,195	$—	$—	$4,998,205,195
Short-Term Investment Fund	107,204,310	—	—	107,204,310
Total	$5,105,409,505	$—	$—	$5,105,409,505
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Value Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 97.6%
	Industrials — 19.3%
48,477	AerCap Holdings NV (Ireland)	$ 6,969,054
52,433	Clean Harbors, Inc.*	12,294,490
45,231	Dover Corp.	8,830,900
172,669	Genpact Ltd.	8,077,456
121,410	Hexcel Corp.	8,972,199
25,047	L3Harris Technologies, Inc.	7,353,048
44,231	Leidos Holdings, Inc.	7,979,272
6,297	Parker-Hannifin Corp.	5,534,811
90,968	Regal Rexnord Corp.	12,764,630
15,673	Snap-on, Inc.	5,400,916
56,533	WESCO International, Inc.	13,830,233
38,665	Westinghouse Air Brake Technologies Corp.	8,253,044
		106,260,053
	Financials — 18.0%
26,657	Allstate Corp. (The)	5,548,655
186,436	Ally Financial, Inc.	8,443,686
81,503	American International Group, Inc.	6,972,582
12,159	Ameriprise Financial, Inc.	5,962,044
455,030	Blue Owl Capital, Inc.†	6,798,148
29,586	Evercore, Inc. - Class A	10,066,637
495,740	First Horizon Corp.	11,848,186
55,948	Reinsurance Group of America, Inc.	11,383,180
67,956	SouthState Bank Corp.	6,395,339
373,161	Starwood Property Trust, Inc. REIT	6,720,630
155,827	Webster Financial Corp.	9,807,751
28,415	Willis Towers Watson PLC	9,337,169
		99,284,007
	Information Technology — 12.5%
117,165	Akamai Technologies, Inc.*	10,222,646
38,812	EPAM Systems, Inc.*	7,951,803
78,062	Keysight Technologies, Inc.*	15,861,418
36,489	Lumentum Holdings, Inc.*	13,449,480
183,623	Microchip Technology, Inc.	11,700,458
56,678	PTC, Inc.*	9,873,874
		69,059,679
	Health Care — 10.0%
71,786	Agilent Technologies, Inc.	9,767,921
28,561	Cencora, Inc.	9,646,478
91,389	Encompass Health Corp.	9,700,029
142,940	Envista Holdings Corp.*	3,103,227
25,965	Humana, Inc.	6,650,415
35,884	Labcorp Holdings, Inc.	9,002,578
77,037	Zimmer Biomet Holdings, Inc.	6,927,167
		54,797,815
	Utilities — 8.6%
184,972	CenterPoint Energy, Inc.	7,091,826
72,496	DTE Energy Co.	9,350,534
97,247	Entergy Corp.	8,988,540
123,463	Evergy, Inc.	8,949,833
61,200	WEC Energy Group, Inc.	6,454,152
85,046	Xcel Energy, Inc.	6,281,498
		47,116,383
	Consumer Discretionary — 6.4%
227,882	Aramark	8,399,730
99,296	BorgWarner, Inc.	4,474,278
172,669	Gentex Corp.	4,018,008
101,348	Hasbro, Inc.	8,310,536
Shares		Market Value
	Common Stocks — 97.6% (Continued)
	Consumer Discretionary — 6.4% (Continued)
137,668	LKQ Corp.†	$ 4,157,573
202,183	Valvoline, Inc.*	5,875,438
		35,235,563
	Consumer Staples — 6.3%
10,987	Casey's General Stores, Inc.	6,072,625
24,314	Constellation Brands, Inc. - Class A	3,354,359
165,199	Darling Ingredients, Inc.*	5,947,164
48,038	Dollar Tree, Inc.*	5,909,154
42,327	Ingredion, Inc.	4,666,975
106,914	Lamb Weston Holdings, Inc.	4,478,628
73,961	Tyson Foods, Inc. - Class A	4,335,594
		34,764,499
	Materials — 6.1%
230,371	Axalta Coating Systems Ltd.*	7,443,287
125,365	Ball Corp.	6,640,584
35,318	Eagle Materials, Inc.	7,299,524
66,200	International Flavors & Fragrances, Inc.	4,461,218
37,640	Packaging Corp. of America	7,762,497
		33,607,110
	Energy — 5.5%
259,780	Coterra Energy, Inc.	6,837,410
45,550	Diamondback Energy, Inc.	6,847,532
487,248	Permian Resources Corp.	6,836,089
252,632	SLB Ltd.	9,696,016
		30,217,047
	Real Estate — 4.9%
113,649	Agree Realty Corp. REIT†	8,186,137
25,810	Essex Property Trust, Inc. REIT	6,753,961
252,924	Host Hotels & Resorts, Inc. REIT	4,484,343
52,634	Mid-America Apartment Communities, Inc. REIT	7,311,389
		26,735,830
	Total Common Stocks	$537,077,986
	Exchange-Traded Fund — 0.9%
37,030	iShares S&P Mid-Cap 400 Value ETF†	4,872,778
	Short-Term Investment Funds — 3.9%
7,896,098	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	7,896,098
13,253,569	Invesco Government & Agency Portfolio, Institutional Class, 3.68%∞Ω**	13,253,569
	Total Short-Term Investment Funds	$21,149,667
	Total Investment Securities—102.4% (Cost $423,333,587)	$563,100,431
	Liabilities in Excess of Other Assets — (2.4%)	(13,057,657)
	Net Assets — 100.0%	$550,042,774
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2025 was $12,833,294.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
S&P – Standard & Poor's

Touchstone Mid Cap Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$537,077,986	$—	$—	$537,077,986
Exchange-Traded Fund	4,872,778	—	—	4,872,778
Short-Term Investment Funds	21,149,667	—	—	21,149,667
Total	$563,100,431	$—	$—	$563,100,431
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital International Growth Equity Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.0%
	Netherlands — 10.3%
	Financials — 3.7%
2,353	Adyen NV, 144a*	$ 3,794,388
	Health Care — 2.5%
3,006	Argenx SE ADR*	2,527,896
	Information Technology — 4.1%
3,970	ASML Holding NV	4,247,344
	Total Netherlands	10,569,628
	Switzerland — 9.9%
	Consumer Discretionary — 2.4%
54,259	On Holding AG - Class A*	2,521,958
	Health Care — 4.7%
23,661	Galderma Group AG	4,818,157
	Industrials — 2.8%
5,948	VAT Group AG, 144a	2,855,635
	Total Switzerland	10,195,750
	Canada — 8.8%
	Consumer Discretionary — 2.2%
15,208	Dollarama, Inc.	2,272,973
	Information Technology — 6.6%
41,978	Shopify, Inc. - Class A*	6,757,199
	Total Canada	9,030,172
	Taiwan — 8.2%
	Information Technology — 8.2%
27,644	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,400,735
	Brazil — 8.1%
	Consumer Discretionary — 4.2%
2,164	MercadoLibre, Inc.*	4,358,859
	Financials — 2.2%
137,031	NU Holdings Ltd. - Class A*	2,293,899
	Industrials — 1.7%
192,047	WEG SA	1,700,114
	Total Brazil	8,352,872
	United States — 7.5%
	Communication Services — 7.5%
30,659	Liberty Media Corp.-Liberty Formula One - Class C*	3,020,218
8,046	Spotify Technology SA*	4,672,393
	Total United States	7,692,611
	India — 7.2%
	Consumer Discretionary — 2.1%
46,898	Titan Co. Ltd.	2,117,135
	Financials — 5.1%
230,680	Bajaj Finance Ltd.	2,536,785
244,788	HDFC Bank Ltd.	2,704,148
	Total India	7,358,068
	Sweden — 6.6%
	Industrials — 4.2%
123,416	AddTech AB - Class B	4,346,540
	Information Technology — 2.4%
206,004	Hexagon AB - Class B	2,426,460
	Total Sweden	6,773,000
Shares		Market Value
	Common Stocks — 99.0% (Continued)
	Japan — 5.8%
	Consumer Staples — 2.7%
131,100	Ajinomoto Co., Inc.	$ 2,771,454
	Information Technology — 3.1%
8,900	Keyence Corp.	3,219,353
	Total Japan	5,990,807
	United Kingdom — 5.8%
	Consumer Discretionary — 3.1%
14,919	Flutter Entertainment PLC*	3,208,182
	Financials — 2.7%
62,156	3i Group PLC	2,725,468
	Total United Kingdom	5,933,650
	Singapore — 4.4%
	Consumer Discretionary — 4.4%
35,248	Sea Ltd. ADR*	4,496,587
	Germany — 4.3%
	Communication Services — 4.3%
47,918	CTS Eventim AG & Co. KGaA	4,386,526
	Italy — 4.0%
	Consumer Discretionary — 2.3%
6,506	Ferrari NV	2,404,357
	Health Care — 1.7%
86,041	Stevanato Group SpA	1,731,145
	Total Italy	4,135,502
	France — 3.1%
	Health Care — 3.1%
10,238	EssilorLuxottica SA	3,237,235
	Poland — 2.4%
	Consumer Staples — 2.4%
218,380	Dino Polska SA, 144a*	2,507,276
	Denmark — 1.5%
	Consumer Discretionary — 1.5%
14,047	Pandora A/S	1,553,402
	Australia — 1.1%
	Health Care — 1.1%
7,995	Pro Medicus Ltd.	1,174,171
	Total Common Stocks	$101,787,992
	Short-Term Investment Fund — 1.6%
1,651,994	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	1,651,994
	Total Investment Securities — 100.6% (Cost $80,018,257)	$103,439,986
	Liabilities in Excess of Other Assets — (0.6)%	(614,637)
	Net Assets — 100.0%	$102,825,349
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.

Touchstone Sands Capital International Growth Equity Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $9,157,299 or 8.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Netherlands	$6,775,240	$3,794,388	$—	$10,569,628
Switzerland	2,521,958	7,673,792	—	10,195,750
Canada	9,030,172	—	—	9,030,172
Taiwan	8,400,735	—	—	8,400,735
Brazil	8,352,872	—	—	8,352,872
United States	7,692,611	—	—	7,692,611
India	—	7,358,068	—	7,358,068
Sweden	—	6,773,000	—	6,773,000
Japan	—	5,990,807	—	5,990,807
United Kingdom	3,208,182	2,725,468	—	5,933,650
Singapore	4,496,587	—	—	4,496,587
Germany	—	4,386,526	—	4,386,526
Italy	4,135,502	—	—	4,135,502
France	—	3,237,235	—	3,237,235
Poland	—	2,507,276	—	2,507,276
Denmark	—	1,553,402	—	1,553,402
Australia	—	1,174,171	—	1,174,171
Short-Term Investment Fund	1,651,994	—	—	1,651,994
Total	$56,265,853	$47,174,133	$—	$103,439,986
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 97.6%
	Information Technology — 46.2%
144,766	AppLovin Corp. - Class A*	$ 97,546,226
325,468	Broadcom, Inc.	112,644,475
190,827	Cloudflare, Inc. - Class A*	37,621,543
230,031	Datadog, Inc. - Class A*	31,281,916
350,611	Microsoft Corp.	169,562,492
1,853,136	NVIDIA Corp.	345,609,864
1,707,892	Samsara, Inc. - Class A*	60,544,771
764,198	Shopify, Inc. (Canada) - Class A*	123,012,952
271,013	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	82,358,141
		1,060,182,380
	Consumer Discretionary — 18.0%
661,309	Amazon.com, Inc.*	152,643,344
262,877	Carvana Co.*	110,939,352
307,765	DoorDash, Inc. - Class A*	69,702,617
633,928	Sea Ltd. (Singapore) ADR*	80,870,195
		414,155,508
	Communication Services — 17.5%
309,821	Alphabet, Inc. - Class A	96,973,973
217,480	Meta Platforms, Inc. - Class A	143,556,373
557,175	Netflix, Inc.*	52,240,728
528,160	ROBLOX Corp. - Class A*	42,796,805
113,286	Spotify Technology SA*	65,786,313
		401,354,192
	Financials — 11.1%
1,013,846	Block, Inc.*	65,991,236
307,820	Intercontinental Exchange, Inc.	49,854,527
4,599,518	NU Holdings Ltd. (Brazil) - Class A*	76,995,931
180,664	Visa, Inc. - Class A	63,360,672
		256,202,366
	Industrials — 4.1%
44,812	Axon Enterprise, Inc.*	25,450,079
115,856	Carpenter Technology Corp.	36,476,103
76,288	Quanta Services, Inc.	32,198,113
		94,124,295
Shares		Market Value
	Common Stocks — 97.6% (Continued)
	Health Care — 0.7%
683,602	Ultragenyx Pharmaceutical, Inc.*	$ 15,722,846
	Total Common Stocks	$2,241,741,587
	Short-Term Investment Fund — 2.5%
57,565,615	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	57,565,615
	Total Investment Securities—100.1% (Cost $1,413,345,489)	$2,299,307,202
	Liabilities in Excess of Other Assets — (0.1%)	(3,268,314)
	Net Assets — 100.0%	$2,296,038,888
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,241,741,587	$—	$—	$2,241,741,587
Short-Term Investment Fund	57,565,615	—	—	57,565,615
Total	$2,299,307,202	$—	$—	$2,299,307,202
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 97.8%
	Industrials — 23.1%
51,998	Armstrong World Industries, Inc.	$ 9,936,818
120,064	Atkore, Inc.	7,594,048
68,097	Casella Waste Systems, Inc. - Class A*	6,669,420
405,922	Gates Industrial Corp. PLC*	8,715,145
62,602	Landstar System, Inc.	8,995,908
264,163	Marten Transport Ltd.	3,006,175
69,226	Matson, Inc.	8,552,872
29,261	UniFirst Corp.	5,644,447
		59,114,833
	Information Technology — 19.1%
241,155	ACI Worldwide, Inc.*	11,529,621
1,086,191	CCC Intelligent Solutions Holdings, Inc.*	8,635,218
158,383	CTS Corp.	6,789,879
80,670	ePlus, Inc.	7,074,759
44,611	Qualys, Inc.*	5,928,802
242,781	Vontier Corp.	9,026,598
		48,984,877
	Financials — 16.4%
242,683	Atlantic Union Bankshares Corp.	8,566,710
43,004	Hanover Insurance Group, Inc. (The)	7,859,841
157,432	Moelis & Co. - Class A	10,821,875
7,123	White Mountains Insurance Group Ltd.	14,801,808
		42,050,234
	Consumer Discretionary — 13.0%
119,964	Acushnet Holdings Corp.	9,575,527
7,044	Graham Holdings Co. - Class B	7,738,538
16,981	Murphy USA, Inc.	6,852,173
301,809	Revolve Group, Inc.*	9,111,614
		33,277,852
	Consumer Staples — 7.2%
56,314	Interparfums, Inc.	4,777,117
41,717	Marzetti Company (The)	6,859,109
55,460	PriceSmart, Inc.	6,803,278
		18,439,504
	Real Estate — 6.9%
231,774	Alexander & Baldwin, Inc. REIT	4,783,815
291,892	Essential Properties Realty Trust, Inc. REIT	8,657,517
75,772	First Industrial Realty Trust, Inc. REIT	4,339,462
		17,780,794
Shares		Market Value
	Common Stocks — 97.8% (Continued)
	Materials — 6.9%
129,465	Ingevity Corp.*	$ 7,661,739
13,848	NewMarket Corp.	9,517,177
79,541	Tredegar Corp.*	571,104
		17,750,020
	Health Care — 5.2%
433,572	Certara, Inc.*	3,819,769
129,187	Enovis Corp.*	3,441,542
76,348	Haemonetics Corp.*	6,119,292
		13,380,603
	Total Common Stocks	$250,778,717
	Short-Term Investment Fund — 2.2%
5,574,804	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	5,574,804
	Total Investment Securities—100.0% (Cost $213,652,338)	$256,353,521
	Other Assets in Excess of Liabilities — 0.0%	1,620
	Net Assets — 100.0%	$256,355,141
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$250,778,717	$—	$—	$250,778,717
Short-Term Investment Fund	5,574,804	—	—	5,574,804
Total	$256,353,521	$—	$—	$256,353,521
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Value Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.2%
	Financials — 26.7%
107,653	Associated Banc-Corp.	$ 2,773,141
164,015	Chimera Investment Corp. REIT	2,038,706
10,774	City Holding Co.	1,284,261
131,557	Columbia Banking System, Inc.	3,677,018
53,681	FB Financial Corp.	2,995,400
27,948	First American Financial Corp.	1,717,125
154,101	First Horizon Corp.	3,683,014
94,359	First Interstate BancSystem, Inc. - Class A	3,264,821
13,737	Hanover Insurance Group, Inc. (The)	2,510,712
39,764	Independent Bank Corp.	2,905,953
84,582	MGIC Investment Corp.	2,471,486
77,582	National Bank Holdings Corp. - Class A	2,948,892
37,188	NMI Holdings, Inc. - Class A*	1,516,899
135,308	Old National Bancorp	3,018,721
107,486	Starwood Property Trust, Inc. REIT	1,935,823
49,122	Univest Financial Corp.	1,608,254
277,722	Valley National Bancorp	3,243,793
36,095	Voya Financial, Inc.	2,688,717
20,586	Westamerica BanCorp	984,628
25,344	Wintrust Financial Corp.	3,543,598
		50,810,962
	Industrials — 20.3%
6,175	CACI International, Inc. - Class A*	3,290,102
11,394	Clean Harbors, Inc.*	2,671,665
36,424	Enerpac Tool Group Corp.	1,392,854
16,140	Enpro, Inc.	3,456,058
110,330	Enviri Corp.*	1,977,114
44,200	ExlService Holdings, Inc.*	1,875,848
162,431	Gates Industrial Corp. PLC*	3,487,394
30,217	Hexcel Corp.	2,233,036
24,668	Huron Consulting Group, Inc.*	4,265,344
15,851	ITT, Inc.	2,750,307
30,126	Korn Ferry	1,988,918
17,109	Regal Rexnord Corp.	2,400,735
16,017	Standex International Corp.	3,480,174
8,533	Valmont Industries, Inc.	3,432,996
		38,702,545
	Information Technology — 10.0%
18,969	Belden, Inc.	2,210,837
90,239	Cohu, Inc.*	2,099,861
253,404	Harmonic, Inc.*	2,506,166
9,879	Lumentum Holdings, Inc.*	3,641,301
20,439	Rogers Corp.*	1,871,599
18,389	Silicon Laboratories, Inc.*	2,403,442
235,956	Viavi Solutions, Inc.*	4,204,736
		18,937,942
	Consumer Discretionary — 8.8%
15,806	Cheesecake Factory, Inc. (The)†	797,887
16,961	Dorman Products, Inc.*	2,089,425
63,555	Gentex Corp.	1,478,925
5,182	Group 1 Automotive, Inc.	2,038,081
12,459	Installed Building Products, Inc.	3,231,740
4,581	Murphy USA, Inc.	1,848,525
37,878	Steven Madden Ltd.	1,577,240
15,972	Urban Outfitters, Inc.*	1,202,053
49,247	Valvoline, Inc.*	1,431,118
22,573	YETI Holdings, Inc.*	997,049
		16,692,043
Shares		Market Value
	Common Stocks — 98.2% (Continued)
	Health Care — 8.1%
16,055	Addus HomeCare Corp.*	$ 1,724,146
31,612	Encompass Health Corp.	3,355,298
44,484	Envista Holdings Corp.*	965,748
25,047	Globus Medical, Inc. - Class A*	2,186,854
52,844	Integra LifeSciences Holdings Corp.*	656,322
70,866	Option Care Health, Inc.*	2,257,791
56,179	Prestige Consumer Healthcare, Inc.*	3,465,682
27,794	QuidelOrtho Corp.*	793,797
		15,405,638
	Real Estate — 7.7%
37,796	Agree Realty Corp. REIT	2,722,446
86,213	COPT Defense Properties REIT	2,396,722
53,356	CTO Realty Growth, Inc. REIT	982,284
58,743	National Storage Affiliates Trust REIT	1,657,140
261,097	Newmark Group, Inc. - Class A	4,527,422
65,278	STAG Industrial, Inc. REIT	2,399,619
		14,685,633
	Materials — 5.0%
67,915	Axalta Coating Systems Ltd.*	2,194,334
33,508	Cabot Corp.	2,220,910
24,742	Ingevity Corp.*	1,464,231
10,392	Innospec, Inc.	795,404
79,635	O-I Glass, Inc.*	1,175,413
40,409	Silgan Holdings, Inc.†	1,631,311
		9,481,603
	Energy — 4.2%
40,798	Cactus, Inc. - Class A	1,863,653
45,680	Civitas Resources, Inc.	1,237,471
151,269	Expro Group Holdings NV*	2,019,441
208,794	Permian Resources Corp.	2,929,380
		8,049,945
	Utilities — 4.0%
20,521	Black Hills Corp.	1,424,568
24,213	IDACORP, Inc.	3,064,397
34,601	Portland General Electric Co.	1,660,502
17,160	Spire, Inc.	1,419,132
		7,568,599
	Consumer Staples — 3.4%
12,976	Ingredion, Inc.	1,430,734
8,221	Marzetti Company (The)	1,351,697
10,187	MGP Ingredients, Inc.	247,544
26,225	Performance Food Group Co.*	2,358,152
47,977	TreeHouse Foods, Inc.*	1,131,777
		6,519,904
	Total Common Stocks	$186,854,814
	Exchange-Traded Fund — 0.5%
5,169	iShares Russell 2000 Value ETF	936,674

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 2.6%
3,523,724	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	$ 3,523,724
1,457,589	Invesco Government & Agency Portfolio, Institutional Class, 3.68%∞Ω**	1,457,589
	Total Short-Term Investment Funds	$4,981,313
	Total Investment Securities—101.3% (Cost $161,808,311)	$192,772,801
	Liabilities in Excess of Other Assets — (1.3%)	(2,415,758)
	Net Assets — 100.0%	$190,357,043
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2025 was $1,428,981.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$186,854,814	$—	$—	$186,854,814
Exchange-Traded Fund	936,674	—	—	936,674
Short-Term Investment Funds	4,981,313	—	—	4,981,313
Total	$192,772,801	$—	$—	$192,772,801
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – December 31, 2025 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 33.0%
$ 6,255,000	Affirm Asset Securitization Trust, Ser 2025-X2, Class B, 144a, 4.560%, 10/15/30	$ 6,265,480
62,289	Alinea CLO Ltd. (Cayman Islands), Ser 2018-1A, Class AR, 144a, (TSFR3M + 0.900%), 4.784%, 7/20/31(A)	62,293
860,510	American Credit Acceptance Receivables Trust, Ser 2022-3, Class D, 144a, 5.830%, 10/13/28	861,589
5,875,432	American Credit Acceptance Receivables Trust, Ser 2022-4, Class D, 144a, 8.000%, 2/15/29	5,924,229
1,830	American Credit Acceptance Receivables Trust, Ser 2023-1, Class C, 144a, 5.590%, 4/12/29	1,830
5,485,000	American Credit Acceptance Receivables Trust, Ser 2023-1, Class D, 144a, 6.350%, 4/12/29	5,531,144
788,077	American Credit Acceptance Receivables Trust, Ser 2023-3, Class C, 144a, 6.440%, 10/12/29	791,496
11,575,000	American Credit Acceptance Receivables Trust, Ser 2024-2, Class C, 144a, 6.240%, 4/12/30	11,670,430
3,475,468	American Credit Acceptance Receivables Trust, Ser 2025-2, Class A, 144a, 4.810%, 9/12/28	3,481,687
8,063,180	Americredit Automobile Receivables Trust, Ser 2022-1, Class C, 2.980%, 9/20/27	8,025,339
109,741	AmeriCredit Automobile Receivables Trust, Ser 2021-2, Class C, 1.010%, 1/19/27	109,571
7,700,000	Apidos CLO XXIV (Cayman Islands), Ser 2016-24A, Class A2LX, 144a, (TSFR3M + 1.612%), 5.496%, 10/20/30(A)	7,712,820
7,802,663	Arbys Funding LLC, Ser 2020-1A, Class A2, 144a, 3.237%, 7/30/50	7,600,240
1,596,508	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (TSFR1M + 0.654%), 2.885%, 3/25/36(A)	1,577,023
1,743,333	Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Class A, 144a, 2.020%, 2/20/27	1,739,785
1,284,026	Bain Capital Credit CLO (Cayman Islands), Ser 2018-2A, Class A1R, 144a, (TSFR3M + 1.080%), 4.964%, 7/19/31(A)	1,284,008
8,007,000	BCRED BSL Static CLO Ltd. (Cayman Islands), Ser 2025-1A, Class AR, 144a, (TSFR3M + 1.250%), 5.541%, 7/24/35(A)	8,008,858
9,845,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Class C, 5.150%, 12/17/29	9,952,422
9,935,616	Carlyle US CLO Ltd. (Cayman Islands), Ser 2019-1A, Class A1A2, 144a, (TSFR3M + 0.950%), 4.834%, 4/20/31(A)	9,939,590
5,475,585	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class AR3, 144a, (TSFR3M + 1.000%), 4.870%, 10/21/31(A)	5,476,494
441,353	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class A, 144a, 6.480%, 3/15/33	441,711
1,228,766	Credit Acceptance Auto Loan Trust, Ser 2023-2A, Class A, 144a, 5.920%, 5/16/33	1,230,829
921,653	Dewolf Park CLO Ltd., Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.182%), 5.086%, 10/15/30(A)	921,718
8,300,000	Drive Auto Receivables Trust, Ser 2025-2, Class A2, 4.290%, 10/16/28	8,305,876
5,127,737	Dryden 53 CLO Ltd. (Cayman Islands), Ser 2017-53A, Class AR, 144a, (TSFR3M + 1.000%), 4.905%, 1/15/31(A)	5,128,635
2,495,000	DT Auto Owner Trust, Ser 2021-3A, Class E, 144a, 2.650%, 9/15/28	2,488,209
4,983,000	Elmwood CLO X Ltd. (Cayman Islands), Ser 2021-3A, Class X, 144a, (TSFR3M + 0.950%), 4.834%, 7/20/38(A)	4,982,870
Principal Amount		Market Value
	Asset-Backed Securities — 33.0% (Continued)
$ 2,263,150	Exeter Automobile Receivables Trust, Ser 2021-3A, Class D, 1.550%, 6/15/27	$ 2,246,822
577,850	Exeter Automobile Receivables Trust, Ser 2022-1A, Class D, 3.020%, 6/15/28	575,189
4,147,481	Exeter Automobile Receivables Trust, Ser 2023-4A, Class C, 6.510%, 8/15/28	4,171,339
797,167	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	746,758
77,787	FNMA REMIC, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	79,028
2,378,901	Fortress Credit Opportunities XXIX CLO Ltd. (Cayman Islands), Ser 2025-29A, Class A1, 144a, (TSFR3M + 1.250%), 5.134%, 4/20/33(A)	2,378,257
8,340,000	Fortress Credit Opportunities XXXV CLO Ltd. (Cayman Islands), Ser 2025-35A, Class A1, 144a, (TSFR3M + 1.400%), 5.727%, 7/20/33(A)	8,342,919
644,811	Foursight Capital Automobile Receivables Trust, Ser 2023-2, Class A2, 144a, 5.990%, 5/15/28	646,993
1,311,885	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	1,311,917
1,225,000	GLS Auto Receivables Issuer Trust, Ser 2021-2A, Class E, 144a, 2.870%, 5/15/28	1,223,673
3,060,806	GLS Auto Receivables Issuer Trust, Ser 2022-2A, Class D, 144a, 6.150%, 4/17/28	3,085,463
6,448,669	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class D, 144a, 6.420%, 6/15/28	6,510,245
761,000	GLS Auto Receivables Issuer Trust, Ser 2024-3A, Class C, 144a, 5.210%, 2/18/31	770,182
2,823,820	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	2,853,744
3,800,000	Golub Capital Partners CLO 61M, Ser 2022-61A, Class A1B, 144a, 4.550%, 7/25/35	3,808,751
7,772,925	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	7,756,268
4,850,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	4,916,578
6,444,000	Greywolf CLO IV Ltd. (Cayman Islands), Ser 2019-1A, Class A1R2, 144a, (TSFR3M + 1.240%), 5.122%, 4/17/34(A)	6,439,051
618,800	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	610,854
773,500	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	771,870
7,724,409	HPEFS Equipment Trust, Ser 2023-2A, Class C, 144a, 6.480%, 1/21/31	7,745,812
5,725,000	HPEFS Equipment Trust, Ser 2023-2A, Class D, 144a, 6.970%, 7/21/31	5,784,401
4,881,563	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	4,843,813
7,862,500	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	7,611,097
8,604,750	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	8,598,355
2,667,536	M&T Equipment Notes, Ser 2024-1A, Class A2, 144a, 4.990%, 8/18/31	2,675,911
5,104,038	Madison Park Funding XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR4, 144a, (TSFR3M + 0.960%), 4.817%, 10/22/30(A)	5,105,728
2,248,750	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class X, 144a, (TSFR3M + 0.900%), 4.805%, 1/15/38(A)	2,248,824
1,735,627	MVW LLC, Ser 2020-1A, Class A, 144a, 1.740%, 10/20/37	1,709,815

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 33.0% (Continued)
$ 1,410,125	Neighborly Issuer, Ser 2023-1A, Class A2, 144a, 7.308%, 1/30/53	$ 1,429,101
2,342,472	Octagon Investment Partners XXI Ltd. (Cayman Islands), Ser 2014-1A, Class AAR4, 144a, (TSFR3M + 0.810%), 4.663%, 2/14/31(A)	2,342,631
9,470,000	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class B, 144a, 5.070%, 6/14/29	9,498,814
13,460,000	OneMain Financial Issuance Trust, Ser 2019-2A, Class A, 144a, 3.140%, 10/14/36	13,270,277
3,500,000	OneMain Financial Issuance Trust, Ser 2021-1A, Class A1, 144a, 1.550%, 6/16/36	3,406,270
591,710	OneMain Financial Issuance Trust, Ser 2022-2A, Class A, 144a, 4.890%, 10/14/34	592,175
761,010	OneMain Financial Issuance Trust, Ser 2022-3A, Class A, 144a, 5.940%, 5/15/34	763,748
11,115,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class A1, 144a, (TSFR3M + 0.940%), 5.228%, 7/15/33(A)	11,117,323
4,799,881	Post Road Equipment Finance LLC, Ser 2025-1A, Class A2, 144a, 4.900%, 5/15/31	4,837,341
2,366,975	Prestige Auto Receivables Trust, Ser 2025-1A, Class A2, 144a, 4.870%, 12/15/27	2,367,399
2,860,000	Regatta XX Funding Ltd. (Cayman Islands), Ser 2021-2A, Class X, 144a, (TSFR3M + 0.970%), 4.875%, 1/15/38(A)	2,860,014
400,710	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 5.176%, 4/20/31(A)	400,730
10,658,655	Santander Drive Auto Receivables Trust, Ser 2022-4, Class C, 5.000%, 11/15/29	10,703,074
599,172	Santander Drive Auto Receivables Trust, Ser 2022-7, Class B, 5.950%, 1/17/28	599,749
1,077,135	SCF Equipment Leasing LLC, Ser 2024-1A, Class A2, 144a, 5.880%, 11/20/29	1,082,011
2,527,213	SCF Equipment Leasing LLC, Ser 2025-1A, Class A2, 144a, 4.820%, 7/22/30	2,535,683
1,222,662	Sierra Timeshare Receivables Funding LLC, Ser 2024-3A, Class B, 144a, 4.980%, 8/20/41	1,227,523
952,871	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 4.846%, 10/25/48(A)	953,796
4,900,000	Westlake Automobile Receivables Trust, Ser 2022-3A, Class D, 144a, 6.680%, 4/17/28	4,955,887
1,000,000	Westlake Automobile Receivables Trust, Ser 2023-3A, Class D, 144a, 6.470%, 3/15/29	1,022,676
5,750,000	Woodmont LP (Cayman Islands), Ser 2025-14A, Class A1, 144a, (TSFR3M + 1.250%), 4.986%, 1/20/34(A)	5,751,369
	Total Asset-Backed Securities	$306,803,424
	Corporate Bonds — 30.8%
	Financials — 8.2%
1,500,000	Ares Capital Corp., 2.150%, 7/15/26	1,480,721
5,739,000	Ares Capital Corp., 3.875%, 1/15/26	5,738,565
8,858,000	Barclays PLC (United Kingdom), 5.200%, 5/12/26	8,896,627
3,950,000	Citibank NA, (SOFR + 0.708%), 4.532%, 8/6/26(A)	3,957,087
7,955,000	Citizens Financial Group, Inc., 2.850%, 7/27/26	7,899,310
2,038,000	Comerica, Inc., 3.800%, 7/22/26	2,031,083
6,730,000	Fifth Third Bank NA, (SOFR + 0.810%), 4.697%, 1/28/28(A)	6,742,983
1,750,000	Huntington National Bank (The), 4.871%, 4/12/28	1,764,571
6,298,000	Jackson National Life Global Funding, 144a, 4.900%, 1/13/27	6,348,939
1,325,000	JPMorgan Chase & Co., 4.125%, 12/15/26	1,327,494
Principal Amount		Market Value
	Corporate Bonds — 30.8% (Continued)
	Financials — 8.2% (Continued)
$ 2,982,000	JPMorgan Chase & Co., Ser B, (TSFR3M + 0.762%), 4.615%, 2/1/27(A)	$ 2,960,251
1,450,000	Nomura Holdings, Inc. (Japan), 2.329%, 1/22/27	1,424,525
10,300,000	Ontario Teachers' Cadillac Fairview Properties Trust (Canada), 144a, 3.875%, 3/20/27	10,282,722
3,000,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.624%, 6/1/28(A)	2,952,447
2,000,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	1,970,026
11,050,000	Truist Financial Corp., (TSFR3M + 0.912%), 4.635%, 3/15/28(A)	10,828,172
		76,605,523
	Industrials — 5.6%
11,000,000	Berry Global, Inc., 1.570%, 1/15/26	10,988,990
5,882,000	CNH Industrial Capital LLC, 4.500%, 10/8/27	5,918,299
2,800,000	Graphic Packaging International LLC, 144a, 1.512%, 4/15/26	2,774,444
4,250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	4,312,066
3,800,000	L3Harris Technologies, Inc., 7.000%, 1/15/26	3,802,620
9,156,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 3.400%, 11/15/26	9,095,064
9,595,000	Sealed Air Corp., 144a, 1.573%, 10/15/26	9,390,539
6,276,000	Silgan Holdings, Inc., 144a, 1.400%, 4/1/26	6,222,844
		52,504,866
	Consumer Discretionary — 4.8%
8,808,000	Daimler Truck Finance North America LLC (Germany), 144a, 4.300%, 8/12/27	8,847,947
10,231,000	General Motors Financial Co., Inc., 5.400%, 4/6/26	10,266,635
5,350,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	5,411,448
3,624,000	Hyundai Capital America, 144a, 5.300%, 3/19/27	3,675,609
3,510,000	Hyundai Capital America, 144a, 5.500%, 3/30/26	3,521,342
4,780,000	Mercedes-Benz Finance North America LLC (Germany), 144a, (SOFR + 0.630%), 4.522%, 7/31/26(A)	4,789,006
3,615,000	Volkswagen Group of America Finance LLC (Germany), 144a, 4.850%, 8/15/27	3,649,962
1,932,000	Volkswagen Group of America Finance LLC (Germany), 144a, 5.400%, 3/20/26	1,937,013
2,405,000	Volkswagen Group of America Finance LLC (Germany), 144a, 5.700%, 9/12/26	2,430,110
		44,529,072
	Health Care — 2.6%
4,000,000	Elevance Health, Inc., 4.500%, 10/30/26	4,017,270
14,650,000	HCA, Inc., 5.250%, 6/15/26	14,661,444
5,045,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 4.459%, 7/15/26(A)	5,053,063
		23,731,777
	Consumer Staples — 2.3%
15,528,000	Global Payments, Inc., 4.800%, 4/1/26	15,531,165
5,896,000	Triton Container International Ltd. (Bermuda), 144a, 2.050%, 4/15/26	5,849,813
		21,380,978
	Real Estate — 2.0%
4,580,000	American Tower Corp. REIT, 3.125%, 1/15/27	4,536,869
3,578,000	Boston Properties LP REIT, 2.750%, 10/1/26	3,540,764
5,500,000	Public Storage Operating Co. REIT, (SOFR + 0.700%), 4.646%, 4/16/27(A)	5,518,072
3,588,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	3,583,998
1,000,000	WEA Finance LLC REIT (France), 144a, 2.875%, 1/15/27	984,327
		18,164,030

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 30.8% (Continued)
	Energy — 1.7%
$ 3,263,000	Continental Resources, Inc., 144a, 2.268%, 11/15/26	$ 3,196,278
4,705,000	MPLX LP, 1.750%, 3/1/26	4,686,460
4,235,000	ONEOK, Inc., 4.000%, 7/13/27	4,230,640
3,930,000	ONEOK, Inc., 5.550%, 11/1/26	3,972,573
		16,085,951
	Utilities — 1.7%
3,057,000	Brooklyn Union Gas Co. (The), 144a, 3.407%, 3/10/26	3,053,088
5,747,000	ITC Holdings Corp., 3.250%, 6/30/26	5,719,766
5,012,000	KeySpan Gas East Corp., 144a, 2.742%, 8/15/26	4,960,240
2,000,000	Vistra Operations Co. LLC, 144a, 5.050%, 12/30/26	2,014,274
		15,747,368
	Materials — 1.5%
7,768,000	Nutrien Ltd. (Canada), 4.000%, 12/15/26	7,765,670
6,068,000	Yara International ASA (Brazil), 144a, 3.800%, 6/6/26	6,050,257
		13,815,927
	Information Technology — 0.4%
3,959,000	Kyndryl Holdings, Inc., 2.050%, 10/15/26	3,894,181
	Total Corporate Bonds	$286,459,673
	Commercial Mortgage-Backed Securities — 20.5%
5,332,332	1166 Avenue of the Americas Commercial Mortgage Trust II, Ser 2005-C6A, Class A2, 144a, 5.690%, 10/13/37	5,402,835
4,378,913	BANK, Ser 2017-BNK6, Class AS, 3.741%, 7/15/60(A)(B)	4,305,314
3,330,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Ser 2016-UB10, Class AS, 3.385%, 7/15/49	3,293,788
849,227	BDS Ltd. (Cayman Islands), Ser 2021-FL10, Class A, 144a, (TSFR1M + 1.464%), 5.199%, 12/16/36(A)	849,567
5,495,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class B, 144a, (TSFR1M + 1.092%), 4.842%, 10/15/36(A)	5,491,694
7,496,300	BX Commercial Mortgage Trust, Ser 2021-21M, Class C, 144a, (TSFR1M + 1.291%), 5.041%, 10/15/36(A)	7,489,544
3,900,810	BX Commercial Mortgage Trust, Ser 2021-ACNT, Class A, 144a, (TSFR1M + 0.964%), 4.714%, 11/15/38(A)	3,898,455
773,530	BX Commercial Mortgage Trust, Ser 2021-XL2, Class A, 144a, (TSFR1M + 0.803%), 4.553%, 10/15/38(A)	773,050
980,000	BX Commercial Mortgage Trust, Ser 2022-LP2, Class B, 144a, (TSFR1M + 1.312%), 5.062%, 2/15/39(A)	978,778
1,690,658	BX Trust, Ser 2021-RISE, Class B, 144a, (TSFR1M + 1.364%), 5.114%, 11/15/36(A)	1,689,096
2,783,928	BX Trust, Ser 2021-SDMF, Class B, 144a, (TSFR1M + 0.852%), 4.602%, 9/15/34(A)	2,773,970
3,257,196	BX Trust, Ser 2021-SDMF, Class C, 144a, (TSFR1M + 1.002%), 4.752%, 9/15/34(A)	3,245,544
2,115,786	BX Trust, Ser 2021-SDMF, Class D, 144a, (TSFR1M + 1.501%), 5.251%, 9/15/34(A)	2,108,215
1,000,000	BX Trust, Ser 2022-LBA6, Class B, 144a, (TSFR1M + 1.300%), 5.050%, 1/15/39(A)	999,382
530,589	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class A, 144a, (TSFR1M + 1.014%), 5.000%, 2/15/38(A)	527,964
8,495,000	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (TSFR1M + 1.264%), 5.250%, 2/15/38(A)	8,465,450
4,958,491	BXP Trust, Ser 2017-CQHP, Class A, 144a, (TSFR1M + 0.897%), 4.648%, 11/15/34(A)	4,831,889
1,036,164	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class A4, 3.283%, 5/10/58	1,034,619
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 20.5% (Continued)
$ 7,300,000	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class B, 4.147%, 5/10/58	$ 7,248,234
2,137,450	Citigroup Commercial Mortgage Trust, Ser 2016-C1, Class A4, 3.209%, 5/10/49	2,129,155
12,600,000	Citigroup Commercial Mortgage Trust, Ser 2016-C1, Class AS, 3.514%, 5/10/49	12,447,729
8,119,429	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class A5, 3.090%, 1/15/49	8,090,954
4,700,000	CSAIL Commercial Mortgage Trust, Ser 2016-C7, Class A5, 3.502%, 11/15/49	4,665,402
499,530	GPMT Ltd., Ser 2021-FL3, Class A, 144a, (TSFR1M + 1.614%), 5.349%, 7/16/35(A)	499,247
598,221	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	524,641
2,150,000	Hilton USA Trust, Ser 2016-HHV, Class B, 144a, 4.194%, 11/5/38(A)(B)	2,142,272
2,500,000	HONO Mortgage Trust, Ser 2021-LULU, Class A, 144a, (TSFR1M +1.264%), 5.015%, 10/15/36(A)	2,468,854
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Class A4, 3.648%, 12/15/49(A)(B)	991,858
10,400,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class A, 144a, 2.854%, 9/6/38(A)(B)	10,285,086
1,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	1,072,500
6,148,663	KIND Trust, Ser 2021-KIND, Class A, 144a, (TSFR1M + 1.064%), 4.820%, 8/15/38(A)	6,123,309
6,548,364	MF1 LLC, Ser 2022-FL9, Class A, 144a, (TSFR1M + 2.150%), 5.881%, 6/19/37(A)	6,550,414
6,124,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Class A4, 3.325%, 5/15/49	6,091,463
7,245,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Class A5, 2.860%, 9/15/49	7,171,976
8,406,728	Morgan Stanley Capital I Trust, Ser 2016-BNK2, Class A4, 3.049%, 11/15/49	8,248,600
6,515,000	Morgan Stanley Capital I Trust, Ser 2017-H1, Class AS, 3.773%, 6/15/50	6,421,075
5,661,653	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (TSFR1M + 0.897%), 4.648%, 8/15/33(A)	4,605,755
770,864	SG Commercial Mortgage Securities Trust, Ser 2016-C5, Class A3, 2.779%, 10/10/48	768,773
6,620,000	Shops at Crystals Trust, Ser 2016-CSTL, Class B, 144a, 3.528%, 7/5/36	6,580,123
5,595,000	Shops at Crystals Trust, Ser 2016-CSTL, Class C, 144a, 3.731%, 7/5/36(A)(B)	5,563,889
13,330,000	VEGAS Trust, Ser 2024-TI, Class A, 144a, 5.518%, 11/10/39	13,512,059
8,102,804	Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Class A3, 2.642%, 11/15/49	8,086,497
	Total Commercial Mortgage-Backed Securities	$190,449,019
	Commercial Paper — 7.2%
21,000,000	Bell Telephone Company of Canada (The), 4.106%, 1/8/26(C)	20,982,083
7,500,000	Columbia Pipelines Holding Co. LLC, 4.019%, 1/29/26(C)	7,476,846
2,500,000	ERP Operating LP, 4.015%, 1/6/26(C)	2,498,411
600,000	Johns Hopkins Health System Corp. (The), 3.945%, 1/8/26(C)	599,510
30,700,000	New Jersey Natural Gas Co., 3.801%, 1/2/26(C)	30,693,369
5,000,000	WEC Energy Group, Inc., 3.771%, 1/2/26(C)	4,998,930

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Paper — 7.2% (Continued)
	Total Commercial Paper	$67,249,149
	Non-Agency Collateralized Mortgage Obligations — 6.6%
$ 320,915	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 6.290%, 4/25/33(A)(B)††	$ 322,805
85,727	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	71,345
3,729,031	Cascade Funding Mortgage Trust, Ser 2025-HB16, Class A, 144a, 3.000%, 3/25/35(A)(B)	3,662,774
17,694	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	17,640
3,578,868	COLT Mortgage Loan Trust, Ser 2023-1, Class A1, 144a, 6.048%, 4/25/68(A)(B)	3,582,238
195	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	195
5,206,065	CSMC Trust, Ser 2018-RPL9, Class A1, 144a, 3.850%, 9/25/57(A)(B)	5,143,891
8,094,034	Finance of America HECM Buyout, Ser 2025-HB1, Class A, 144a, 4.500%, 11/25/28(A)(B)	8,065,164
865,913	GCAT Trust, Ser 2024-NQM1, Class A1, 144a, 6.007%, 1/25/59(A)(B)	872,626
971,417	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 5.581%, 10/25/33(A)(B)	972,864
40,221	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 5.688%, 6/25/36(A)(B)	27,033
1,401,051	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 5.017%, 10/25/49(A)(B)	1,393,959
11,347	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 6.253%, 12/25/34(A)(B)	11,141
9,468	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 5.845%, 12/25/32(A)	9,483
994,289	Mill City Mortgage Loan Trust, Ser 2017-2, Class M1, 144a, 3.250%, 7/25/59(A)(B)	989,410
2,214,647	Mill City Mortgage Trust, Ser 2015-1, Class M3, 144a, 3.710%, 6/25/56(A)(B)	2,198,944
4,471,171	Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM1, Class A1, 144a, 6.152%, 12/25/68(A)(B)	4,508,190
4,120,036	New Residential Mortgage Loan Trust, Ser 2024-NQM1, Class A1, 144a, 6.129%, 3/25/64(A)(B)	4,162,827
4,316,692	OBX Trust, Ser 2024-NQM3, Class A1, 144a, 6.129%, 12/25/63(A)(B)	4,358,910
176,948	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.200%, 2/25/37(A)(B)	151,985
5,952,748	RMF Proprietary Issuance Trust, Ser 2019-1, Class A, 144a, 2.750%, 10/25/63(A)(B)	5,731,246
775,185	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.508%, 6/25/43(A)(B)	759,442
832,657	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(A)(B)	785,670
2,253,882	Starwood Mortgage Residential Trust, Ser 2020-3, Class A1, 144a, 1.486%, 4/25/65(A)(B)	2,207,766
1,326,436	Towd Point Mortgage Trust, Ser 2015-2, Class 1B1, 144a, 3.698%, 11/25/60(A)(B)	1,317,477
2,399,146	Towd Point Mortgage Trust, Ser 2016-1, Class M2, 144a, 3.500%, 2/25/55(A)(B)	2,379,914
3,450,264	Towd Point Mortgage Trust, Ser 2016-3, Class M2, 144a, 4.000%, 4/25/56(A)(B)	3,437,193
278,211	Towd Point Mortgage Trust, Ser 2017-1, Class A2, 144a, 3.500%, 10/25/56(A)(B)	277,228
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 6.6% (Continued)
$ 1,591,943	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	$ 1,575,882
2,109,751	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 12/25/61(A)(B)	2,059,743
	Total Non-Agency Collateralized Mortgage Obligations	$61,054,985
	Municipal Bonds — 0.4%
	Other Territory — 0.4%
725,000	Taxable Municipal Funding Trust, Rev., 144a, 4.150%, 5/15/56(A)(B)	725,000
1,745,000	Taxable Municipal Funding Trust, Rev., 144a, 4.150%, 12/15/27(A)(B)	1,745,000
1,000,000	Taxable Municipal Funding Trust, Rev., 144a, 4.150%, 6/30/28(A)(B)	1,000,000
800,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 4.150%, 9/1/30(A)(B)	800,000
		4,270,000
	U.S. Government Mortgage-Backed Obligations — 0.3%
58,274	FHLMC, Pool #1B7189, (RFUCCT1Y + 2.470%), 7.345%, 3/1/36(A)	60,757
52,169	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 6.260%, 11/1/36(A)	54,091
22,684	FHLMC, Pool #1J1813, (RFUCCT1Y + 1.925%), 6.675%, 8/1/37(A)	23,515
69,673	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 6.290%, 7/1/35(A)	71,815
24,715	FHLMC, Pool #1Q0080, (RFUCCT1Y + 1.661%), 6.425%, 1/1/36(A)	25,602
66,089	FHLMC, Pool #1Q0119, (RFUCCT1Y + 1.850%), 6.613%, 9/1/36(A)	68,379
54,284	FHLMC, Pool #1Q0187, (RFUCCT1Y + 1.789%), 6.433%, 12/1/36(A)	56,102
24,342	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.901%), 6.722%, 4/1/37(A)	25,107
40,946	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 6.239%, 11/1/36(A)	42,263
64,108	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 6.500%, 4/1/34(A)	66,036
26,773	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 6.293%, 11/1/36(A)	27,849
23,538	FHLMC, Pool #847795, (1 Year CMT Rate +2.275%), 6.379%, 4/1/35(A)	24,101
79,779	FHLMC, Pool #848539, (1 Year CMT Rate +2.288%), 6.401%, 4/1/37(A)	82,264
175,522	FHLMC, Pool #848583, (1 Year CMT Rate +2.303%), 6.431%, 1/1/36(A)	182,660
2,898	FHLMC, Pool #A92646, 5.500%, 6/1/40	3,025
3,950	FHLMC, Pool #C03505, 5.500%, 6/1/40	4,123
9,539	FHLMC, Pool #G01840, 5.000%, 7/1/35	9,704
27,590	FNMA, Pool #254868, 5.000%, 9/1/33	28,033
578	FNMA, Pool #256272, 5.500%, 6/1/26	586
6,476	FNMA, Pool #256852, 6.000%, 8/1/27	6,646
1,999	FNMA, Pool #323832, 7.500%, 7/1/29	2,045
6,020	FNMA, Pool #665773, 7.500%, 6/1/31	6,060
31,199	FNMA, Pool #679742, (1 Year CMT Rate +2.480%), 6.906%, 1/1/40(A)	31,880
34,665	FNMA, Pool #725424, 5.500%, 4/1/34	35,647
135,485	FNMA, Pool #725490, (RFUCCT1Y + 1.597%), 6.574%, 4/1/34(A)	138,583
5,570	FNMA, Pool #735484, 5.000%, 5/1/35	5,720

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.3% (Continued)
$ 33,047	FNMA, Pool #813170, (RFUCCT1Y + 1.575%), 6.540%, 1/1/35(A)	$ 33,838
98,932	FNMA, Pool #815323, (RFUCCT6M + 1.529%), 6.058%, 1/1/35(A)	102,815
44,098	FNMA, Pool #820364, (RFUCCT1Y + 0.827%), 5.827%, 4/1/35(A)	44,306
47,483	FNMA, Pool #827787, (RFUCCT6M + 1.55%), 5.862%, 5/1/35(A)	48,756
23,870	FNMA, Pool #889060, 6.000%, 1/1/38	25,763
22,950	FNMA, Pool #889061, 6.000%, 1/1/38	24,280
1,464	FNMA, Pool #889382, 5.500%, 4/1/38	1,530
39,933	FNMA, Pool #922674, (RFUCCT1Y + 1.905%), 6.737%, 4/1/36(A)	41,407
13,280	FNMA, Pool #960376, 5.500%, 12/1/37	13,874
2,358	FNMA, Pool #AD0941, 5.500%, 4/1/40	2,459
15,454	FNMA, Pool #AE0363, 5.000%, 7/1/37	15,672
22,994	FNMA, Pool #AE5441, 5.000%, 10/1/40	23,672
1,504	FNMA, Pool #AI6588, 4.000%, 7/1/26	1,499
4,487	FNMA, Pool #AI8506, 4.000%, 8/1/26	4,473
32,509	FNMA, Pool #AL0211, 5.000%, 4/1/41	33,468
130,672	FNMA, Pool #AL0478, (RFUCCT1Y + 1.777%), 6.577%, 4/1/36(A)	136,028
73,467	FNMA, Pool #AL0543, 5.000%, 7/1/41	75,633
29,847	FNMA, Pool #AL1105, 4.500%, 12/1/40	30,068
6,676	FNMA, Pool #AL2591, 5.500%, 5/1/38	6,762
146,343	FNMA, Pool #AL5275, (RFUCCT6M + 1.505%), 6.005%, 9/1/37(A)	151,449
343,404	FNMA, Pool #AL7396, (RFUCCT6M + 1.532%), 6.021%, 2/1/37(A)	353,862
95,875	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 5.625%, 2/20/34(A)	97,360
42,756	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 5.625%, 4/20/34(A)	43,481
87,722	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 5.375%, 8/20/34(A)	89,169
104,569	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 5.625%, 3/20/41(A)	106,570
6,170	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 4.750%, 11/20/44(A)	6,193
151,588	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 4.750%, 12/20/44(A)	155,098
	Total U.S. Government Mortgage-Backed Obligations	$2,752,078
	Agency Collateralized Mortgage Obligations — 0.0%
68,358	FHLMC REMIC, Ser 2770, Class FH, (SOFR30A + 0.514%), 4.498%, 3/15/34(A)	67,951
34,580	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	34,140
13,820	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	13,638
2,476	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	2,461
51,190	FNMA REMIC, Ser 2003-81, Class FE, (SOFR30A + 0.614%), 4.489%, 9/25/33(A)	51,017
131,883	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	134,617
3,430	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	3,384
	Total Agency Collateralized Mortgage Obligations	$307,208
Shares		MarketValue
	Short-Term Investment Fund — 0.0%
3,374	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	$ 3,374
	Total Investment Securities—98.8% (Cost $919,954,543)	$919,348,910
	Other Assets in Excess of Liabilities — 1.2%	10,855,821
	Net Assets — 100.0%	$930,204,731
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – FTSE USD IBOR Consumer Cash Fallbacks Term One year
RFUCCT6M – FTSE USD IBOR Consumer Cash Fallbacks Term Six months
SOFR – Secured Overnight Financing Rate
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $542,949,556 or 58.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$306,803,424	$—	$306,803,424
Corporate Bonds	—	286,459,673	—	286,459,673
Commercial Mortgage-Backed Securities	—	190,449,019	—	190,449,019
Commercial Paper	—	67,249,149	—	67,249,149
Non-Agency Collateralized Mortgage Obligations	—	61,054,985	—	61,054,985
Municipal Bonds	—	4,270,000	—	4,270,000
U.S. Government Mortgage-Backed Obligations	—	2,752,078	—	2,752,078
Agency Collateralized Mortgage Obligations	—	307,208	—	307,208
Short-Term Investment Fund	3,374	—	—	3,374
Total	$3,374	$919,345,536	$—	$919,348,910
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone US Quality Bond Fund – December 31, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 24.8%
	Financials — 7.8%
$ 4,000,000	AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 144a, 6.088%, 12/15/44	$ 4,048,191
4,000,000	Bank of America Corp., 6.204%, 11/10/28	4,157,239
2,000,000	Fifth Third Bancorp, 5.631%, 1/29/32	2,100,786
1,000,000	Fifth Third Bancorp, 6.339%, 7/27/29	1,053,396
858,264	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	814,980
940,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	961,446
2,599,000	Globe Life, Inc., 4.550%, 9/15/28	2,623,566
5,000,000	JPMorgan Chase & Co., 2.580%, 4/22/32	4,574,249
1,500,000	KeyCorp, MTN, 2.550%, 10/1/29	1,416,902
1,500,000	Metropolitan Life Global Funding I, 144a, 3.050%, 6/17/29	1,445,725
2,000,000	Metropolitan Life Global Funding I, 144a, 4.300%, 8/25/29	2,009,123
1,500,000	Nationwide Mutual Insurance Co., 144a, 4.350%, 4/30/50	1,179,092
2,419,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	3,241,762
3,500,000	PNC Bank NA, 2.700%, 10/22/29	3,307,634
1,274,000	Protective Life Corp., 8.450%, 10/15/39	1,593,530
1,525,000	Reliance Standard Life Global Funding II, 144a, 5.243%, 2/2/26	1,525,856
2,610,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,570,884
2,802,000	Teachers Insurance & Annuity Association of America, 144a, 4.900%, 9/15/44	2,551,327
2,292,000	Unum Group, 7.250%, 3/15/28	2,403,439
1,100,000	Unum Group, MTN, 7.190%, 2/1/28	1,151,831
1,500,000	US Bancorp, 5.850%, 10/21/33	1,608,663
		46,339,621
	Utilities — 6.6%
2,431,667	Atmos Energy Kansas Securitization I LLC, 5.155%, 3/1/33	2,486,354
3,250,000	Avista Corp., 4.350%, 6/1/48	2,674,844
1,500,000	Brazos Securitization LLC, 144a, 5.243%, 9/1/40	1,502,821
1,623,000	California Water Service Co., 5.500%, 12/1/40	1,629,545
3,270,000	Cleco Securitization I LLC, Ser A-2, 4.646%, 9/1/42	3,130,581
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,160,499
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	1,942,059
2,530,000	Dominion Energy, Inc., 5.450%, 3/15/35	2,597,976
1,900,000	Duke Energy Florida Project Finance LLC, Ser 2032, 2.858%, 3/1/33	1,769,658
2,082,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,314,037
2,153,858	Empire District Bondco LLC, Ser A-1, 4.943%, 1/1/33	2,190,828
2,192,000	Essential Utilities, Inc., 4.276%, 5/1/49	1,773,904
2,000,000	Idaho Power Co., MTN, 5.500%, 3/15/53	1,951,833
2,340,000	Kentucky Utilities Co., 5.125%, 11/1/40	2,298,042
1,000,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 1/15/33	1,073,538
3,000,000	Nevada Power Co., 5.450%, 5/15/41	2,979,916
2,080,000	PG&E Wildfire Recovery Funding LLC, Ser A-5, 5.099%, 6/1/52	1,943,625
1,505,727	Southaven Combined Cycle Generation LLC, 3.846%, 8/15/33	1,469,563
1,500,000	Southern Co. Gas Capital Corp., 4.950%, 9/15/34	1,506,431
		39,396,054
	Industrials — 2.4%
687,050	BNSF Railway Co. Pass-Through Trust, 144a, 3.442%, 6/16/28	674,109
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	2,488,110
1,500,000	CSX Corp., 6.150%, 5/1/37	1,650,725
Principal Amount		Market Value
	Corporate Bonds — 24.8% (Continued)
	Industrials — 2.4% (Continued)
$ 1,494,579	FedEx Corp. Pass-Through Trust, 1.875%, 2/20/34	$ 1,305,542
1,075,000	GATX Corp., 1.900%, 6/1/31	942,860
3,000,000	GATX Corp., 5.500%, 6/15/35	3,080,176
366,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	375,623
1,999,000	Tote Shipholdings LLC, 3.400%, 10/16/40	1,800,145
1,000,000	Union Pacific Corp., 4.850%, 6/15/44	886,341
1,037,455	Union Pacific Railroad Co. Pass-Through Trust, 3.227%, 5/14/26	1,034,750
61,874	Union Pacific Railroad Co. Pass-Through Trust, 5.866%, 7/2/30	64,399
		14,302,780
	Real Estate — 1.9%
2,500,000	American Tower Corp. REIT, 3.125%, 1/15/27	2,476,457
2,000,000	American Tower Corp. REIT, 4.900%, 3/15/30	2,044,239
3,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	2,994,040
2,050,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	2,005,723
1,885,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	1,882,897
		11,403,356
	Consumer Discretionary — 1.7%
2,868,396	American Airlines Group, Inc. Pass-Through Trust, Ser 2016-3, AA, 3.000%, 10/15/28	2,772,922
1,785,000	PulteGroup, Inc., 7.875%, 6/15/32	2,095,692
2,570,000	Smithsonian Institution, 2.645%, 9/1/39	2,041,132
484,180	United Airlines, Inc. Pass-Through Trust, 2.875%, 10/7/28	466,893
2,798,913	United Airlines, Inc. Pass-Through Trust, Ser 2023-1, A, 5.800%, 1/15/36	2,928,268
		10,304,907
	Communication Services — 1.5%
1,500,000	AT&T, Inc., 4.850%, 7/15/45	1,334,487
1,250,000	AT&T, Inc., 6.250%, 3/29/41	1,329,038
1,075,000	AT&T, Inc., 6.800%, 5/15/36	1,189,214
1,445,000	Crown Castle Towers LLC, 144a, 4.241%, 7/15/28	1,440,666
4,000,000	T-Mobile USA, Inc., 4.375%, 4/15/40	3,597,398
		8,890,803
	Health Care — 1.5%
3,500,000	Banner Health, 2.480%, 1/1/32	3,083,390
969,120	CVS Pass Through Trust, Ser 2013, 144a, 4.704%, 1/10/36	900,502
1,167,510	CVS Pass-Through Trust, 6.036%, 12/10/28	1,180,121
3,955,000	Piedmont Healthcare, Inc., 2.044%, 1/1/32	3,423,907
		8,587,920
	Consumer Staples — 1.1%
3,345,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	3,700,204
1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,599,960
1,300,000	United Rentals North America, Inc., 144a, 6.000%, 12/15/29	1,335,572
		6,635,736
	Energy — 0.3%
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,579,121
	Total Corporate Bonds	$147,440,298
	U.S. Government Agency Obligations — 22.4%
1,532,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,521,549
250,368	Reliance Industries Ltd. (India), 1.870%, 1/15/26	250,116
36,327	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	36,410
11,698	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	11,755

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 22.4% (Continued)
$ 21,989	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	$ 22,044
32,220	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	32,352
54,300	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	54,313
104,709	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	105,771
114,209	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	114,915
59,525	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	59,795
72,134	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	73,866
161,483	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	162,553
77,423	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	77,158
163,495	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	163,227
76,282	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	77,123
220,957	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	219,753
376,958	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	374,614
886,720	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	867,486
2,336,401	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	2,204,438
2,511,749	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,354,138
1,045,974	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	1,013,720
1,197,874	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	1,144,244
1,949,154	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	1,851,681
1,118,396	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	1,057,763
2,075,155	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	1,963,122
1,846,473	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	1,712,514
1,928,100	Small Business Administration Participation Certificates, Ser 2016-20E, Class 1, 2.270%, 5/1/36	1,787,230
1,950,833	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	1,789,146
3,155,057	Small Business Administration Participation Certificates, Ser 2016-20L, Class 1, 2.810%, 12/1/36	2,979,779
538,474	Small Business Administration Participation Certificates, Ser 2017-10A, Class 1, 2.845%, 3/10/27	530,879
562,487	Small Business Administration Participation Certificates, Ser 2017-10B, Class 1, 2.518%, 9/10/27	549,118
2,394,580	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	2,265,366
Principal Amount		Market Value
	U.S. Government Agency Obligations — 22.4% (Continued)
$ 2,377,017	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	$ 2,244,391
2,897,378	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	2,716,340
1,297,621	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	1,210,548
3,109,987	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	2,950,630
3,525,656	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	3,353,456
2,444,883	Small Business Administration Participation Certificates, Ser 2018-20K, Class 1, 3.870%, 11/1/38	2,398,004
1,432,358	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	1,357,101
1,606,251	Small Business Administration Participation Certificates, Ser 2019-20A, Class 1, 3.370%, 1/1/39	1,537,105
2,291,737	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,149,010
1,927,962	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	1,770,487
2,933,343	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	2,412,246
4,634,121	Small Business Administration Participation Certificates, Ser 2021-25L, Class 1, 1.850%, 12/1/46	3,844,478
2,874,607	Small Business Administration Participation Certificates, Ser 2022-25C, Class 1, 2.750%, 3/1/47	2,543,587
1,978,278	Small Business Administration Participation Certificates, Ser 2022-25D, Class 1, 3.500%, 4/1/47	1,840,853
2,817,813	Small Business Administration Participation Certificates, Ser 2022-25G, Class 1, 3.930%, 7/1/47	2,711,882
3,498,389	Small Business Administration Participation Certificates, Ser 2022-25H, Class 1, 3.800%, 8/1/47	3,319,002
8,542,332	Small Business Administration Participation Certificates, Ser 2022-25I, Class 1, 4.260%, 9/1/47	8,351,113
4,274,692	Small Business Administration Participation Certificates, Ser 2023-10A, Class 1, 5.168%, 3/10/33	4,366,221
2,249,485	Small Business Administration Participation Certificates, Ser 2023-20E, Class 1, 4.600%, 5/1/43	2,240,087
2,109,613	Small Business Administration Participation Certificates, Ser 2023-25C, Class 1, 4.930%, 3/1/48	2,136,746
5,200,233	Small Business Administration Participation Certificates, Ser 2023-25F, Class 1, 4.930%, 6/1/48	5,282,417
2,505,179	Small Business Administration Participation Certificates, Ser 2024-10A, Class 1, 5.035%, 3/10/34	2,539,777
5,149,797	Small Business Administration Participation Certificates, Ser 2024-10B, Class 1, 4.380%, 9/10/34	5,118,634
5,479,841	Small Business Administration Participation Certificates, Ser 2024-25A, Class 1, 5.050%, 1/1/49	5,558,246
5,127,754	Small Business Administration Participation Certificates, Ser 2024-25B, Class 1, 5.070%, 2/1/49	5,209,231
5,527,798	Small Business Administration Participation Certificates, Ser 2024-25I, Class 1, 4.450%, 9/1/49	5,434,587
7,759,433	Small Business Administration Participation Certificates, Ser 2024-25K, Class 1, 5.010%, 11/1/49	7,866,181

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 22.4% (Continued)
$ 3,901,663	Small Business Administration Participation Certificates, Ser 2024-25L, Class 1, 4.820%, 12/1/49	$ 3,908,967
4,923,276	Small Business Administration Participation Certificates, Ser 2025-25C, Class 1, 4.970%, 3/1/50	4,982,359
2,760,000	Small Business Administration Participation Certificates, Ser 2025-25H, Class 1, 4.960%, 8/1/50	2,782,855
1,953,756	United States International Development Finance Corp., 1.870%, 11/20/37	1,643,432
	Total U.S. Government Agency Obligations	$133,207,911
	U.S. Government Mortgage-Backed Obligations — 13.9%
893,803	FHLMC, Pool #SD8186, 3.500%, 11/1/51	834,038
3,358,000	FHLMC, Pool #WN2314, 4.650%, 1/1/33	3,356,086
4,975,303	FHLMC REMIC, Pool #RA8086, 5.000%, 10/1/52	5,024,913
5,140,309	FHLMC REMIC, Pool #SD7152, 6.000%, 11/1/54	5,338,589
2,000,000	FHLMC REMIC, Pool #WN2381, 4.450%, 4/1/30	2,011,806
3,000,000	FHLMC REMIC, Pool #WN2615, 4.150%, 6/1/31	2,972,107
421,601	FNMA, Pool #888829, 5.926%, 6/1/37(A)(B)	420,466
343,596	FNMA, Pool #AH8854, 4.500%, 4/1/41	346,169
3,982,037	FNMA, Pool #AM9682, 3.810%, 8/1/45	3,462,878
3,000,000	FNMA, Pool #AN2418, 2.120%, 9/1/26	2,961,002
1,213,851	FNMA, Pool #AN6828, 3.060%, 9/1/32	1,178,153
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	2,575,401
84,857	FNMA, Pool #AT0924, 2.000%, 3/1/28	82,873
3,860,363	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,822,823
3,356,808	FNMA, Pool #BS5630, 3.790%, 11/1/32	3,242,160
2,613,209	FNMA, Pool #CB0455, 2.500%, 5/1/51	2,232,107
1,197,379	FNMA, Pool #FM3442, 3.000%, 6/1/50	1,073,121
6,570,683	FNMA, Pool #FS1887, 3.000%, 5/1/47	5,883,050
2,583,624	FNMA, Pool #FS7798, 6.000%, 6/1/54	2,685,310
3,123,533	FNMA, Pool #MA4269, 2.500%, 2/1/41	2,806,857
1,090,856	FNMA, Pool #MA4416, 3.500%, 9/1/51	1,017,027
3,930,561	FNMA, Pool #MA4709, 5.000%, 7/1/52	3,941,032
3,339,555	FNMA, Pool #MA4783, 4.000%, 10/1/52	3,186,492
6,805,658	FNMA, Pool #MA4784, 4.500%, 10/1/52	6,683,382
3,810,671	FNMA, Pool #MA5073, 6.000%, 7/1/53	3,921,522
5,375,454	GNMA, Pool #MA8795, 2.500%, 4/20/53	4,659,306
4,423,985	GNMA, Pool #MA9171, 5.500%, 9/20/53	4,502,042
2,268,131	GNMA, Pool #MA9418, 3.000%, 1/20/54	2,052,322
	Total U.S. Government Mortgage-Backed Obligations	$82,273,034
	Agency Collateralized Mortgage Obligations — 11.8%
2,081,725	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.158%, 11/25/27(A)(B)	2,059,539
187,377	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	186,111
5,106,120	Freddie Mac Multiclass Certificates Series, Ser 2024-P015, Class A, 4.296%, 1/25/33(A)(B)	5,049,245
2,450,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.699%, 12/25/49(A)(B)	2,426,006
1,200,000	FREMF Mortgage Trust, Ser 2018-K74, Class B, 144a, 4.093%, 2/25/51(A)(B)	1,186,745
505,307	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (SOFR30A + 0.814%), 4.823%, 11/25/35(A)	502,918
4,516	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (SOFR30A + 0.814%), 4.823%, 5/25/36(A)	4,500
125,814	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(A)(B)	124,848
1,852,996	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(A)(B)	1,824,822
2,127,058	FRESB Mortgage Trust, Ser 2018-SB54, Class A10F, 3.520%, 5/25/28(A)(B)	2,102,246
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 11.8% (Continued)
$ 2,282,262	FRESB Mortgage Trust, Ser 2018-SB55, Class A10F, 3.754%, 9/25/28(A)(B)	$ 2,262,067
155,149	GNMA, Pool #785631, 4.585%, 5/20/67(A)(B)	155,456
246,963	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(A)(B)	244,336
471,895	GNMA, Ser 2013-121, Class AB, 3.021%, 8/16/44(A)(B)	449,985
15,569	GNMA, Ser 2013-59, Class A, 1.750%, 7/16/45	14,717
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(A)(B)	2,122,528
344,684	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	326,702
969,593	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(A)(B)	901,506
667,337	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	579,553
354,741	GNMA, Ser 2017-H11, Class FV, (TSFR1M + 0.614%), 4.614%, 5/20/67(A)	354,817
345,848	GNMA, Ser 2019-H15, Class GA, 2.250%, 8/20/69	337,132
3,628,769	GNMA, Ser 2020-113, Class AF, 2.000%, 10/16/62	2,486,537
4,786,512	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	3,906,120
2,125,253	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	1,506,314
3,628,867	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	2,715,932
3,091,609	GNMA, Ser 2025-126, Class BA, 5.550%, 5/16/67(A)(B)	3,248,917
5,981,946	GNMA, Ser 2025-142, Class BA, 5.350%, 3/16/67(A)(B)	6,244,773
6,975,201	GNMA, Ser 2025-145, Class AK, 5.594%, 5/16/67(A)(B)	7,364,636
5,988,950	GNMA, Ser 2025-153, Class AK, 5.740%, 8/16/67(A)(B)	6,349,423
6,828,219	GNMA, Ser 2025-162, Class BA, 5.433%, 2/16/68(A)(B)	7,161,128
5,871,365	GNMA, Ser 2025-185, Class AM, 5.310%, 10/16/67(A)(B)	6,051,550
	Total Agency Collateralized Mortgage Obligations	$70,251,109
	U.S. Treasury Obligations — 9.0%
9,000,000	U.S. Treasury Bond, 1.875%, 2/15/51	5,054,414
13,500,000	U.S. Treasury Bond, 2.250%, 8/15/46	8,922,656
18,140,000	U.S. Treasury Bond, 2.875%, 5/15/52	12,734,138
2,000,000	U.S. Treasury Note, 1.125%, 2/15/31	1,762,734
21,540,000	U.S. Treasury Strip, Principal, 5/15/43(C)	9,342,923
19,894,000	U.S. Treasury Strip, Principal, 5/15/45(C)	7,725,039
26,500,000	U.S. Treasury Strip, Principal, 2/15/51(C)	7,585,234
	Total U.S. Treasury Obligations	$53,127,138
	Asset-Backed Securities — 7.8%
1,546,152	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,501,107
793,823	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	744,284
2,433,802	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	2,276,878
2,274,301	CF Hippolyta Issuer LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	1,836,271
2,979,475	Compass Datacenters Issuer II LLC, Ser 2025-2A, Class A1, 144a, 4.926%, 11/25/50	2,976,630
2,733,159	JG Wentworth XLII LLC, Ser 2018-2A, Class A, 144a, 3.960%, 10/15/75	2,567,659
1,177,738	JGWPT XXVII LLC, Ser 2012-3A, Class A, 144a, 3.220%, 9/15/65	1,079,165
1,313,446	JGWPT XXXI LLC, Ser 2014-1A, Class A, 144a, 3.960%, 3/15/63	1,241,563
935,126	JGWPT XXXIV LLC, Ser 2015-1A, Class A, 144a, 3.260%, 9/15/72	831,592
4,445,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, Ser 2022-ELL, Class A2, 4.145%, 2/1/33	4,448,460
3,500,000	Neuberger Berman Loan Advisers CLO 42 Ltd. (Cayman Islands), Ser 2021-42A, Class AR, 144a, (TSFR3M + 0.950%), 4.844%, 7/16/36(A)	3,499,674
848,568	Oklahoma Development Finance Auth., Revenue, Ser 2022-ONG, Class A1, 3.877%, 5/1/37	834,378

Touchstone US Quality Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 7.8% (Continued)
$ 320,000	Progress Residential Trust, Ser 2025-SFR4, Class B, 144a, 4.700%, 8/17/42	$ 318,010
3,030,000	QTS Issuer ABS I LLC, Ser 2025-1A, Class A2, 144a, 5.439%, 5/25/55	3,051,311
3,771,765	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,360,569
4,288,365	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	3,512,867
2,764,068	Small Business Administration Participation Certificates, Ser 2023-10B, Class 1, 5.688%, 9/10/33	2,844,807
3,455,375	Small Business Administration Participation Certificates, Ser 2023-25G, Class 1, 5.180%, 7/1/48	3,536,862
2,793,103	Small Business Administration Participation Certificates, Ser 2023-25H, Class 1, 5.150%, 8/1/48	2,852,333
434,363	Sunnova Hestia I Issuer LLC, Ser 2023-GRID1, Class 1A, 144a, 5.750%, 12/20/50	434,684
2,546,435	Sunnova Hestia II Issuer LLC, Ser 2024-GRID1, Class 1A, 144a, 5.630%, 7/20/51	2,530,967
	Total Asset-Backed Securities	$46,280,071
	Municipal Bonds — 5.0%
	California — 2.0%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	951,175
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,777,755
875,000	California Health Facilities Financing Authority, 4.140%, 6/1/34	856,209
1,520,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,128,207
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,629,018
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,485,340
2,675,000	State of California, Build America Bonds, UTGO, 7.300%, 10/1/39	3,113,092
		11,940,796
	Texas — 0.9%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	1,853,583
2,640,000	Texas Department of Transportation State Highway Fund, Build America Bonds, Revenue, 5.178%, 4/1/30	2,701,191
1,275,990	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	855,843
		5,410,617
	Oklahoma — 0.5%
3,000,000	Oklahoma Development Finance Auth., Revenue, 5.087%, 2/1/52	2,912,177
	Virginia — 0.4%
832,526	Virginia Housing Development Authority, 2.950%, 10/25/49	726,012
2,187,534	Virginia Housing Development Authority, 2.125%, 7/25/51	1,737,231
		2,463,243
	New York — 0.4%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,057,893
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,303,842
		2,361,735
Principal Amount		Market Value
	Municipal Bonds — 5.0% (Continued)
	Minnesota — 0.4%
$ 2,980,246	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	$ 2,269,298
	Nevada — 0.2%
1,409,576	Nevada Housing Division, Revenue, 1.900%, 11/1/44	1,176,295
	Ohio — 0.2%
1,138,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	1,006,657
	Louisiana — 0.0%
281,199	Louisiana Housing Corp., 2.875%, 11/1/38	245,594
	Total Municipal Bonds	$29,786,412
	Commercial Mortgage-Backed Securities — 4.4%
2,986,455	BBCMS Mortgage Trust, Ser 2024-5C27, Class A2, 5.550%, 7/15/57	3,087,146
3,000,000	BMO Mortgage Trust, Ser 2024-5C7, Class A2, 5.092%, 11/15/57	3,066,360
780,000	BX Trust, Ser 2025-VLT7, Class A, 144a, (TSFR1M + 1.700%), 5.450%, 7/15/44(A)	781,209
380,000	BX Trust, Ser 2025-VLT7, Class B, 144a, (TSFR1M + 2.000%), 5.750%, 7/15/44(A)	380,589
14,529	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	13,762
2,850,000	CHI Commercial Mortgage Trust, Ser 2025-SFT, Class A, 144a, 5.482%, 4/15/42(A)(B)	2,923,019
2,985,000	Citigroup Commercial Mortgage Trust, Ser 2020-555, Class A, 144a, 2.647%, 12/10/41	2,725,826
3,000,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	2,697,432
1,450,000	FREMF Mortgage Trust, Ser 2017-K65, Class B, 144a, 4.083%, 7/25/50(A)(B)	1,445,118
2,545,000	FREMF Mortgage Trust, Ser 2017-K66, Class B, 144a, 4.037%, 7/25/27(A)(B)	2,532,627
525,000	FREMF Mortgage Trust, Ser 2017-K69, Class B, 144a, 3.726%, 10/25/49(A)(B)	518,044
2,349,808	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	1,912,652
2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	2,310,332
2,185,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,955,698
	Total Commercial Mortgage-Backed Securities	$26,349,814
	Non-Agency Collateralized Mortgage Obligations — 0.1%
336,769	Virginia Housing Development Auth., Revenue, Ser 2013-B, Class A, 2.750%, 4/25/42	283,080
Shares
	Short-Term Investment Fund — 0.1%
381,093	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	381,093
	Total Investment Securities—99.3% (Cost $619,156,079)	$589,379,960
	Other Assets in Excess of Liabilities — 0.7%	4,325,469
	Net Assets — 100.0%	$593,705,429
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Touchstone US Quality Bond Fund (Unaudited) (Continued)
(C)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ABS – Asset-Backed Security
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $78,775,768 or 13.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$147,440,298	$—	$147,440,298
U.S. Government Agency Obligations	—	133,207,911	—	133,207,911
U.S. Government Mortgage-Backed Obligations	—	82,273,034	—	82,273,034
Agency Collateralized Mortgage Obligations	—	70,251,109	—	70,251,109
U.S. Treasury Obligations	—	53,127,138	—	53,127,138
Asset-Backed Securities	—	46,280,071	—	46,280,071
Municipal Bonds	—	29,786,412	—	29,786,412
Commercial Mortgage-Backed Securities	—	26,349,814	—	26,349,814
Non-Agency Collateralized Mortgage Obligations	—	283,080	—	283,080
Short-Term Investment Fund	381,093	—	—	381,093
Total	$381,093	$588,998,867	$—	$589,379,960
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
December 31, 2025 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Ares Credit Opportunities Fund held Level 3 categorized securities during the period ended December 31, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE.  Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

Notes to Portfolios of Investments (Unaudited) (Continued)
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.